UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7435

Smith Barney Allocation Series Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  January 31
Date of reporting period: January 31, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

       The Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                                  ALLOCATION
                                  SERIES INC.

                      ANNUAL REPORT  |  JANUARY 31, 2004


        GLOBAL PORTFOLIO

        HIGH GROWTH PORTFOLIO

        GROWTH PORTFOLIO

        BALANCED PORTFOLIO

        CONSERVATIVE PORTFOLIO

        INCOME PORTFOLIO

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.



         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

                               TABLE OF CONTENTS


                    Letter from the Chairman............  1

                    Global Portfolio:

                        Manager Overview................  3

                        Fund Performance................  5

                    High Growth Portfolio:

                        Manager Overview................  7

                        Fund Performance................  9

                    Growth Portfolio:

                        Manager Overview................ 11

                        Fund Performance................ 13

                    Balanced Portfolio:

                        Manager Overview................ 15

                        Fund Performance................ 17

                    Conservative Portfolio:

                        Manager Overview................ 19

                        Fund Performance................ 21

                    Income Portfolio:

                        Manager Overview................ 23

                        Fund Performance................ 25

                    Schedules of Investments............ 27

                    Statements of Assets and Liabilities 33

                    Statements of Operations............ 34

                    Statements of Changes in Net Assets. 35

                    Notes to Financial Statements....... 37

                    Financial Highlights................ 47

                    Independent Auditors' Report........ 65

                    Additional Information.............. 66

                    Tax Information..................... 70

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The fund's fiscal year, which ended January 31, 2004, was a strong one for most equity markets. After struggling through a period of uncertainty leading up to the war in Iraq in February and March of 2003, stock markets embarked on a sustained rise for the next ten months. The S&P 500 Index/i/ had a total return of 34.55% during the year ended January 31, 2004. Small capitalization stocks, as represented by the Russell 2000 Index,/ii/ did even better, returning 58.03% for the same period. It seems the reason for this dramatic recovery in stock prices was an equally dramatic acceleration in economic activity. Based on preliminary data for the fourth calendar quarter of 2003, the U.S. economy grew at an annualized rate of 6% in the second half of 2003. The problems associated with the collapse of the late 1990s "bubble" - namely, too much debt and too much capacity in certain industries - appear to have been overcome, and U.S. businesses have begun to increase their level of capital spending after a severe contraction in 2001 and 2002.

So far, the acceleration in economic growth has not ignited any increase in inflation. The result is that bond yields ended the period close to where they began. Ten-year U.S. Treasuries, for example, yielded 3.96% at the end of January 2003, and 4.13% at the end of January 2004. That's not to say that there wasn't any volatility in the interim. In the spring of 2003, before the evidence of renewed growth emerged, markets were worried about the risk of deflation, the 10-year U.S. Treasury bond yield fell as low as 3.1%. Then, as it became clear over the summer that the economy was in fact picking up considerable strength, the yield soared all the way to 4.6% in September, before settling back to 4.1% in January. The end result was that the total return for the broad U.S. bond market (as measured by the Lehman Brothers Aggregate Bond Index/iii/) was 4.85%.

Please read on for a more detailed look at prevailing economic and market conditions during the funds' fiscal year and to learn how those conditions and changes made to the portfolio during this time may have affected fund performance.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The funds' Adviser and some of their affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the funds' response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The funds have been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

February 9, 2004



All index performance reflects no deduction for fees, expenses or taxes.

/i/The S&P 500 Index is a market capitalization-weighted index of 500 widely-held common stocks. Please note that an investor cannot invest directly in an index.
/ii/The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Please note that an investor cannot invest directly in an index.
/iii/The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. Please note that an investor cannot invest directly in an index.

THE GLOBAL PORTFOLIO

                            Target Asset Allocation

                                     [CHART]



Stock Funds                                                                 100%


The Global Portfolio seeks capital appreciation by investing 100% of its assets in global, international and U.S. stock funds.
The Target Asset Allocation set forth above represents an approximate mix of investments for the Global Portfolio. The allocation and investment mix of the fund may vary depending upon market conditions, cash flows in and out of the fund and other factors. In addition, the allocation and investment ranges of the fund may be changed from time to time upon the approval of the Smith Barney Allocation Series' Board of Directors.


                              Performance Review

For the 12 months ended January 31, 2004, Class A shares of the Global Portfolio, excluding sales charges, returned 43.67%. In comparison, the fund's unmanaged benchmarks, the S&P 500 Index,/i/ the Russell 2000 Index,/ii/ the MSCI EAFE Index/iii/ and the MSCI Emerging Markets Free Index,/iv/ returned 34.55%, 58.03%, 46.67%, and 61.97%, respectively, for the same period. They also outperformed the fund's Lipper global funds category average, which was 38.71% for the same period./1/


                             PERFORMANCE SNAPSHOT
                            AS OF JANUARY 31, 2004
                           (excluding sales charges)

                                        6 Months 12 Months
Class A Shares                           20.22%   43.67%
S&P 500 Index                            15.22%   34.55%
Russell 2000 Index                       22.67%   58.03%
MSCI EAFE Index                          25.35%   46.67%
MSCI Emerging Markets Free Index         31.00%   61.97%
Lipper Global Funds Category Average/1/  19.33%   38.71%

  The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

  Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 19.75% and Class L shares returned 19.78% over the six months ended January 31, 2004. Excluding sales charges, Class B shares returned 42.60% and Class L shares returned 42.46% over the 12 months ended January 31, 2004.

  All index performance reflects no deduction for fees, expenses or taxes. The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East. The MSCI Emerging Markets Free Index consists of emerging market companies with an average market capitalization of $800 million. The index measures the performance of emerging markets in South America, South Africa, Asia and Eastern Europe. Please note that an investor cannot invest directly in an index.
/1/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the 12-month period ended January 31, 2004, calculated among the 338 funds for the six month period and among the 334 funds for the 12-month period in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

                        What Affected Fund Performance

The fund invests in a diversified group of Smith Barney mutual funds, which includes some U.S. equity funds and some global and international equity funds. Remarkably, every one of the funds the fund invests in was up over 30% for the period. Although non-U.S. stocks as a group outperformed U.S. stocks, the fund's two best performers for the period were two U.S. funds, which produced returns of over 50%: the Smith Barney Large Capitalization Growth Fund (up 53.3%) and the Smith Barney Small Cap Core Fund (up 50.4%). Together, these two funds accounted for approximately a quarter of the overall fund's assets. Almost two-thirds of the fund, though, was invested in a pair of international and global funds: the Smith Barney International All Cap Growth Fund, which rose 37.6%, and the Smith Barney Hansberger Global Value Fund, which gained 46.0%. The remainder of the fund's assets was invested in two other U.S. equity funds: the Smith Barney Large Cap Value Fund (which gained 39.5%) and the Smith Barney Mid Cap Core Fund (up 34.5%).

Thank you for your investment in the Smith Barney Allocation Series Inc. -- Global Portfolio. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

/s/ Steven Bleiberg

Steven Bleiberg
Portfolio Manager

February 24, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of January 31, 2004 and are subject to change. Please refer to page 27 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes.

RISKS: Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies.

/i/The S&P 500 Index is a market capitalization-weighted index of 500 widely-held common stocks. Please note that an investor cannot invest directly in an index.
/ii/The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Please note that an investor cannot invest directly in an index.
/iii/The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East. Please note that an investor cannot invest directly in an index.
/iv/The MSCI Emerging Markets Free Index consists of emerging market companies with an average market capitalization of $800 million. Please note that an investor cannot invest directly in an index.

Average Annual Total Returns+ (unaudited)

                                            Without Sales Charges/(1)/
                                     -----------------------------------------
                                     Class A          Class B           Class L
------------------------------------------------------------------------------
Twelve Months Ended 1/31/04           43.67%           42.60%            42.46%
------------------------------------------------------------------------------
Five Years Ended 1/31/04               0.07            (0.68)            (0.68)
------------------------------------------------------------------------------
Inception* through 1/31/04            (0.22)           (0.94)            (0.96)
------------------------------------------------------------------------------

                                              With Sales Charges/(2)/
                                     -----------------------------------------
                                     Class A          Class B           Class L
------------------------------------------------------------------------------
Twelve Months Ended 1/31/04           36.51%           37.60%            40.01%
------------------------------------------------------------------------------
Five Years Ended 1/31/04              (0.96)           (0.86)            (0.88)
------------------------------------------------------------------------------
Inception* through 1/31/04            (1.08)           (0.94)            (1.14)
------------------------------------------------------------------------------

Cumulative Total Returns+ (unaudited)
                                             Without Sales Charges/(1)/
------------------------------------------------------------------------------
Class A (Inception* through 1/31/04)                   (1.28)%
------------------------------------------------------------------------------
Class B (Inception* through 1/31/04)                   (5.44)
------------------------------------------------------------------------------
Class L (Inception* through 1/31/04)                   (5.53)
------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.
 + All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
 *  Inception date for Class A, B and L shares is March 9, 1998.

Value of $10,000 Invested in Class A, B and L Shares of the Global Portfolio vs. the S&P 500 Index, Russell 2000 Index, Morgan Stanley Capital International
EAFE Index and Morgan Stanley Capital International Emerging Markets Free Index March 9, 1998 -- January 31, 2004 (unaudited)


                                    [CHART]

             Global      Global       Global
           Portfolio-  Portfolio-   Portfolio-      S&P                                     MSCI Emerging
             Class A     Class B     Class L        500       Russell 2000     MSCI EAFE    Markets Free
             Shares      Shares       Shares       Index         Index          Index          Index
             ------      ------       ------       -----         -----          -----          -----
3/9/98       9,500       10,000        9,896       10,000        10,000         10,000        10,000
1/99         9,348        9,784        9,674       12,318         9,362         10,748         7,292
1/00        11,646       12,092       11,958       13,591        11,023         12,817        12,713
1/01        10,564       10,892       10,770       13,467        11,430         11,751        10,039
1/02         8,429        8,613        8,523       11,293        11,019          8,719         8,861
1/03         6,528        6,631        6,562        8,695         8,609          7,417         8,021
1/31/04      9,379        9,456        9,348       11,700        13,605         10,879        12,992



Hypothetical illustration of $10,000 invested in Class A, B and L shares on March 9, 1998 (inception date), assuming deduction of the maximum 5.00% and 1.00% sales charges at the time of investment for Class A and L shares, respectively, the deduction of the maximum 5.00% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class L shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through January 31, 2004. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. The Russell 2000 Index is a capitalization weighted total return index which is comprised of 2,000 of some of the smaller-capitalized U.S.-domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq. The Morgan Stanley Capital International ("MSCI") EAFE Index consists of the equity total returns for Europe, Australasia and the Far East. The MSCI Emerging Markets Free Index consists of emerging market companies with an average market capitalization of $800 million and the index performance of emerging markets in South America, South Africa, Asia and Eastern Europe. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

THE HIGH GROWTH PORTFOLIO

                            Target Asset Allocation


                                    [CHART]

Bond Funds                                                                   10%
Stock Funds                                                                  90%

The High Growth Portfolio seeks capital appreciation by investing a high percentage of its assets in aggressive equity funds.
The Target Asset Allocation set forth above represents an approximate mix of investments for the High Growth Portfolio. The allocation and investment mix of the fund may vary depending upon market conditions, cash flows in and out of the fund and other factors. In addition, the allocation and investment ranges of the fund may be changed, from time to time, upon the approval of the Smith Barney Allocation Series' Board of Directors.


                              Performance Review

For the 12 months ended January 31, 2004, Class A shares of the High Growth Portfolio, excluding sales charges, returned 44.36%. In comparison, the fund's unmanaged benchmarks, the S&P 500 Index,/i/ the Russell 2000 Index,/ii /the MSCI EAFE Index,/iii/ and the Citigroup High Yield Market Index/iv/ returned 34.55%, 58.03%, 46.67%, and 28.11%, respectively, for the same period. They also outperformed the fund's Lipper multi-cap core funds category average, which was 35.75% for the same period./1/

                             PERFORMANCE SNAPSHOT
                            AS OF JANUARY 31, 2004
                           (excluding sales charges)

                                                6 Months 12 Months
Class A Shares                                   18.31%   44.36%
S&P 500 Index                                    15.22%   34.55%
Russell 2000 Index                               22.67%   58.03%
MSCI EAFE Index                                  25.35%   46.67%
Citigroup High Yield Market Index                12.60%   28.11%
Lipper Multi-Cap Core Funds Category Average/1/  15.72%   35.75%

  The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

  Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 17.98% and Class L shares returned 18.12% over the six months ended January 31, 2004. Excluding sales charges, Class B shares returned 43.38% and Class L shares returned 43.61% over the 12 months ended January 31, 2004.

  All index performance reflects no deduction for fees, expenses or taxes. The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East. The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities. Please note that an investor cannot invest directly in an index.

/1/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the 12-month period ended January 31, 2004, calculated among the 617 funds for the six-month period and among the 601 funds for the 12 month period in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

                        What Affected Fund Performance

The fund invests in a diversified group of Smith Barney mutual funds, which includes a variety of equity funds as well as a high-yield bond fund. The equity funds generally produced very strong returns, ranging from 34.5% for the Smith Barney Mid Cap Core Fund to as high as 53.3% in the Smith Barney Large Capitalization Growth Fund. The Smith Barney Small Cap Core Fund also gained over 50% (50.4%, actually), while two other funds (the Smith Barney Small Cap Growth Fund and the Smith Barney Aggressive Growth Fund) were up by more than 40%. The Smith Barney High Income Fund, which invests in lower quality fixed-income issues, was up 25.8%, as yield spreads on high-yield issues narrowed considerably during the year.

Thank you for your investment in the Smith Barney Allocation Series Inc. -- High Growth Portfolio. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

/s/ Steven Bleiberg

Steven Bleiberg
Portfolio Manager

February 24, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of January 31, 2004 and are subject to change. Please refer to page 28 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes.

RISKS: Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. The fund may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds.

/i/The S&P 500 Index is a market capitalization-weighted index of 500 widely-held common stocks. Please note that an investor cannot invest directly in an index.
/ii/The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Please note that an investor cannot invest directly in an index.
/iii/The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East. Please note that an investor cannot invest directly in an index.
/iv/The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities. Please note that an investor cannot invest directly in an index.

Average Annual Total Returns+ (unaudited)

                                          Without Sales Charges/(1)/
                                          --------------------------
                                          Class A  Class B  Class L
              ------------------------------------------------------
              Twelve Months Ended 1/31/04  44.36%   43.38%   43.61%
              ------------------------------------------------------
              Five Years Ended 1/31/04      1.62     0.87     0.94
              ------------------------------------------------------
              Inception* through 1/31/04    5.66     4.84     4.89
              ------------------------------------------------------

                                          With Sales Charges/(2)/
                                          -----------------------
                                          Class A Class B Class L
              ---------------------------------------------------
              Twelve Months Ended 1/31/04  37.08%  38.38%  41.21%
              ---------------------------------------------------
              Five Years Ended 1/31/04      0.59    0.70    0.74
              ---------------------------------------------------
              Inception* through 1/31/04    4.98    4.84    4.75
              ---------------------------------------------------

Cumulative Total Returns+ (unaudited)

                                     Without Sales Charges/(1)/
--------------------------------------------------------------
Class A (Inception* through 1/31/04)           55.24%
--------------------------------------------------------------
Class B (Inception* through 1/31/04)           45.87
--------------------------------------------------------------
Class L (Inception* through 1/31/04)           46.41
--------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.
 + All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
 *  Inception date for Class A, B and L shares is February 5, 1996.

Value of $10,000 Invested in Class A, B and L Shares of the High Growth Portfolio vs.
the S&P 500 Index, Russell 2000 Index, Morgan Stanley Capital International EAFE Index and Citigroup High Yield Market Index
February 5, 1996 -- January 31, 2004 (unaudited)

                                    [CHART]

          High Growth    High Growth      High Growth
           Portfolio-     Portfolio-       Portfolio-       S&P 500         Russell        MSCI             Citigroup
        Class A Shares  Class B Shares   Class L Shares      Index         2000 Index   EAFE Index    High Yield Market Index
        --------------  --------------   --------------  ----------------  ----------   ----------    -----------------------
2/5/96      9,500         10,000            9,896            10,000         10,000        10,000             10,000
1/97       10,549         10,991           10,886            12,630         11,897        10,220             11,049
1/98       11,419         11,809           11,695            16,026         14,047        11,272             12,693
1/99       13,607         13,971           13,825            21,235         14,099        12,915             13,050
1/00       16,187         16,487           16,324            23,429         16,601        15,400             12,973
1/01       16,035         16,215           16,055            23,216         17,213        14,119             13,170
1/02       13,430         13,487           13,344            19,469         16,595        10,476             13,066
1/03       10,216         10,174           10,089            14,990         12,965         8,912             13,289
1/31/04    14,748         14,587           14,489            20,169         20,489        13,071             17,024


Hypothetical illustration of $10,000 invested in Class A, B and L shares on February 5, 1996 (inception date), assuming deduction of the maximum 5.00% and 1.00% sales charges at the time of investment for Class A and L shares, respectively, the deduction of the maximum 5.00% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class L shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through January 31, 2004. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. The Russell 2000 Index is a capitalization weighted total return index which is comprised of 2,000 of some of the smaller-capitalized U.S.-domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq. The Morgan Stanley Capital International ("MSCI") EAFE Index consists of the equity total returns for Europe, Australia and the Far East. The Citigroup High Yield Market Index (formerly known as Salomon Smith Barney High Yield Market Index) covers a significant portion of the below-investment-grade U.S. corporate bond market. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note than an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

THE GROWTH PORTFOLIO

                            Target Asset Allocation



                                    [CHART]

Bond Funds                                                                   30%
Stock Funds                                                                  70%

The Growth Portfolio seeks long-term growth of capital by investing primarily in funds containing the issues of more established companies.
The Target Asset Allocation set forth above represents an approximate mix of investments for the Growth Portfolio. The allocation and investment mix of the fund may vary depending upon market conditions, cash flows in and out of the fund and other factors. In addition, the allocation and investment ranges of the fund may be changed from time to time upon the approval of the Smith Barney Allocation Series' Board of Directors.


                              Performance Review

For the 12 months ended January 31, 2004, Class A shares of the Growth Portfolio, excluding sales charges, returned 34.67%. In comparison, the fund's unmanaged benchmarks, the S&P 500 Index,/i/ the Russell 2000 Index,/ii/ the MSCI EAFE Index,/iii/ and the Lehman Brothers Government/Credit Bond Index/iv/ returned 34.55%, 58.03%, 46.67%, and 5.62%, respectively, for the same period. They also underperformed the fund's Lipper multi-cap core funds category average, which was 35.75% for the same period./1/


                             PERFORMANCE SNAPSHOT
                            AS OF JANUARY 31, 2004
                           (excluding sales charges)

                                                6 Months 12 Months
Class A Shares                                   15.46%   34.67%
S&P 500 Index                                    15.22%   34.55%
Russell 2000 Index                               22.67%   58.03%
MSCI EAFE Index                                  25.35%   46.67%
Lehman Brothers Government/Credit Bond Index      4.76%    5.62%
Lipper Multi-Cap Core Funds Category Average/1/  15.72%   35.75%

  The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

  Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 15.11% and Class L shares returned 15.18% over the six months ended January 31, 2004. Excluding sales charges, Class B shares returned 33.81% and Class L shares returned 33.99% over the 12 months ended January 31, 2004.

  All index performance reflects no deduction for fees, expenses or taxes. The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East. The Lehman Brothers Government/Credit Bond Index is a broad-based bond index composed of government and corporate debt issues that are investment grade (rated Baa/BBB or higher). Please note that an investor cannot invest directly in an index.

/1/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Average annual returns are based on the 12-month period ended January 31, 2004, calculated among the 617 funds for the six-month period and among the 601 funds for the 12-month period in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

                        What Affected Fund Performance

The fund invests in a diversified group of Smith Barney mutual funds, which includes both equity funds and fixed-income funds. The equity funds generally produced very strong returns, ranging from 34.5% for the Smith Barney Mid Cap Core Fund, to as high as 53.3% in the Smith Barney Large Capitalization Growth Fund. The Smith Barney Small Cap Core Fund also gained over 50%, while two other funds, the Smith Barney Small Cap Growth Fund and the Smith Barney Aggressive Growth Fund, were up by more than 40%. The fund's bond funds, which together make up approximately 25% of the fund's holdings, produced lower returns. The investment-grade bond funds produced returns in the range of 2.6% (Smith Barney Government Securities Fund) to 6.8% (Smith Barney Investment Grade Bond Fund). The Smith Barney High Income Fund, which invests in lower quality fixed-income issues, generated a total return of 25.8%, as yield spreads on high-yield issues narrowed considerably during the year.

Thank you for your investment in the Smith Barney Allocation Series Inc. -- Growth Portfolio. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

/s/ Steven Bleiberg

Steven Bleiberg
Portfolio Manager

February 24, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of January 31, 2004 and are subject to change. Please refer to page 29 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes.

RISKS: Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. The fund may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds.

/i/The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
/ii/The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Please note that an investor cannot invest directly in an index.
/iii/The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East. Please note that an investor cannot invest directly in an index.
/iv/The Lehman Brothers Government/Credit Bond Index is a broad-based bond index composed of government and corporate debt issues that are investment grade (rated Baa/BBB or higher). Please note that an investor cannot invest directly in an index.

Average Annual Total Returns+ (unaudited)

                                         Without Sales Charges/(1)/
                                         --------------------------
                                         Class A  Class B  Class L
------------------------------------------------------------------
Twelve Months Ended 1/31/04               34.67%   33.81%   33.99%
------------------------------------------------------------------
Five Years Ended 1/31/04                   1.04     0.28     0.33
------------------------------------------------------------------
Inception* through 1/31/04                 5.38     4.60     4.63
------------------------------------------------------------------

                                         With Sales Charges/(2)/
                                         -----------------------
                                         Class A Class B Class L
---------------------------------------------------------------
Twelve Months Ended 1/31/04               27.94%  28.81%  31.65%
---------------------------------------------------------------
Five Years Ended 1/31/04                   0.01    0.12    0.13
---------------------------------------------------------------
Inception* through 1/31/04                 4.71    4.60    4.50
---------------------------------------------------------------

Cumulative Total Returns+ (unaudited)

                                         Without Sales Charges/(1)/
-----------------------------------------------------------------
Class A (Inception* through 1/31/04)               52.00%
-----------------------------------------------------------------
Class B (Inception* through 1/31/04)               43.25
-----------------------------------------------------------------
Class L (Inception* through 1/31/04)               43.60
-----------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.
 + All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
 *  Inception date for Class A, B and L shares is February 5, 1996.

Value of $10,000 Invested in Class A, B and L Shares of the Growth Portfolio vs.
the S&P 500 Index, Russell 2000 Index, Morgan Stanley Capital International EAFE Index and Lehman Brothers Government/Credit Bond Index

February 5, 1996 -- January 31, 2004 (unaudited)

                                    [CHART]


             Growth      Growth       Growth                                                  Lehman Brothers
           Portfolio-  Portfolio-   Portfolio-         S&P          Russell                     Government/
            Class A     Class B      Class L           500            2000       MSCI EAFE      Credit Bond
            Shares      Shares        Shares          Index          Index         Index          Index
            ------      ------        ------          -----          -----         -----        -----------
 2/5/96      9,500     10,000          9,896          10,000         10,000       10,000          10,000
 1/97       10,552     11,032         10,917          12,630         11,897       10,220           9,118
 1/98       11,800     12,238         12,109          16,026         14,047       11,272          10,136
 1/99       13,711     14,123         13,975          21,235         14,099       12,915          11,020
 1/00       15,155     15,481         15,328          23,429         16,601       15,400          10,704
 1/01       15,187     15,394         15,232          23,216         17,213       14,119          12,176
 1/02       13,128     13,213         13,098          19,469         16,595       10,476          13,090
 1/03       10,723     10,706         10,605          14,990         12,965        8,912          14,428
 1/31/04    14,440     14,325         14,210          20,169         20,489       13,071          15,239


Hypothetical illustration of $10,000 invested in Class A, B and L shares on February 5, 1996 (inception date), assuming deduction of the maximum 5.00% and 1.00% sales charges at the time of investment for Class A and L shares, respectively, the deduction of the maximum 5.00% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class L shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through January 31, 2004. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. The Russell 2000 Index is a capitalization-weighted total return index which is comprised of 2,000 of some of the smaller-capitalized U.S.-domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq. The Morgan Stanley Capital International ("MSCI") EAFE Index is a composite index that consists of equity total returns for Europe, Australasia and the Far East. The Lehman Brothers Government/Credit Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

THE BALANCED PORTFOLIO

                            Target Asset Allocation

                                     [CHART]

Bond Funds                                                                   50%
Stock Funds                                                                  50%


The Balanced Portfolio seeks a balance of capital growth and income by placing equal emphasis on funds investing in stocks and bonds.
The Target Asset Allocation set forth above represents an approximate mix of investments for the Balanced Portfolio. The allocation and investment mix of the fund may vary depending upon market conditions, cash flows in and out of the fund and other factors. In addition, the allocation and investment ranges of the fund may be changed, from time to time, upon the approval of the Smith Barney Allocation Series' Board of Directors.

                              Performance Review

For the 12 months ended January 31, 2004, Class A shares of the Balanced Portfolio, excluding sales charges, returned 22.32%. In comparison, the fund's unmanaged benchmarks, the S&P 500 Index,/i/ the Lehman Brothers Government/Credit Bond Index,/ii/ the Citigroup World Government Bond Index,/iii/ and the Citigroup One-Year U.S. Treasury Bill Index/iv/ returned 34.55%, 5.62%, 13.66%, and 1.51%, respectively, for the same period. They also slightly underperformed the fund's Lipper balanced funds category average, which was 22.47% for the same period./1/


                             PERFORMANCE SNAPSHOT
                            AS OF JANUARY 31, 2004
                           (excluding sales charges)

                                             6 Months 12 Months
Class A Shares                                12.18%   22.32%
S&P 500 Index                                 15.22%   34.55%
Lehman Brothers Government/Credit Bond Index   4.76%    5.62%
Citigroup World Government Bond Index         10.87%   13.66%
Citigroup One-Year U.S. Treasury Bill Index    0.77%    1.51%
Lipper Balanced Funds Category Average/1/     11.01%   22.47%

  The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

  Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 11.70% and Class L shares returned 11.72% over the six months ended January 31, 2004. Excluding sales charges, Class B shares returned 21.39% and Class L shares returned 21.53% over the 12 months ended January 31, 2004.

  All index performance reflects no deduction for fees, expenses or taxes. The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. The Lehman Brothers Government/Credit Bond Index is a broad-based bond index composed of government and corporate debt issues that are investment grade (rated Baa/BBB or higher). The Citigroup World Government Bond Index is a market capitalization-weighted benchmark that tracks the performance of the government bond markets of 14 countries. The Citigroup One-Year U.S. Treasury Bill Index consists of one 1-Year United States Treasury Bill whose return is tracked until its maturity. Please note that an investor cannot invest directly in an index.

/1/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the 12-month period ended January 31, 2004, calculated among the 551 funds for the six-month period and among the 540 funds for the 12-month period in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

                        What Affected Fund Performance

The fund invests in a diversified group of Smith Barney mutual funds, which includes both equity funds and fixed-income funds. The equity funds generally produced very strong returns, ranging from roughly 29.2% for the Smith Barney Appreciation Fund, to as high as 47.3% in the Smith Barney Fundamental Value Fund. The SB Convertible Fund also participated in the equity market rally, rising 42.4% for the period. Among the fund's bond funds, returns were lower, though all were positive. Most of the bond funds produced returns in the low single-digits (i.e., less than 3%), with the exception of the Smith Barney Diversified Strategic Income Fund, which returned 11.9% for the period. In general, the managers of the fund's bond funds had expected interest rates to rise in 2003, and therefore had structured their funds in a very defensive way, with regard to both duration and credit quality. However, during the period lower quality bonds tended to outperform higher quality bonds, which we believe accounted for much of the underperformance of the fund's bond funds relative to their benchmarks.

Thank you for your investment in the Smith Barney Allocation Series Inc. -- Balanced Portfolio. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

/s/ Steven Bleiberg

Steven Bleiberg
Portfolio Manager

February 24, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of January 31, 2004 and are subject to change. Please refer to page 30 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes.

RISKS: Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. The fund may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds.

/i/The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
/ii/The Lehman Brothers Government/Credit Bond Index is a broad- based bond index composed of government and corporate debt issues that are investment grade (rated Baa/BBB or higher). Please note that an investor cannot invest directly in an index.
/iii/The Citigroup World Government Bond Index is a market capitalization-weighted benchmark that tracks the performance of the government bond markets of 14 countries. Please note that an investor cannot invest directly in an index.
/iv/The Citigroup One-Year U.S. Treasury Bill Index consists of one 1-Year
    United States Treasury Bill whose return is tracked until its maturity. Please note that an investor cannot invest directly in an index.

Average Annual Total Returns+ (unaudited)

                                     Without Sales Charges/(1)/
                                     --------------------------
                                     Class A  Class B  Class L
---------------------------------------------------------------
Twelve Months Ended 1/31/04           22.32%   21.39%   21.53%
---------------------------------------------------------------
Five Years Ended 1/31/04               4.36     3.58     3.64
---------------------------------------------------------------
Inception* through 1/31/04             6.64     5.85     5.88
---------------------------------------------------------------

                                     With Sales Charges/(2)/
                                     --------------------------
                                     Class A  Class B  Class L
---------------------------------------------------------------
Twelve Months Ended 1/31/04           16.19%   16.39%   19.35%
---------------------------------------------------------------
Five Years Ended 1/31/04               3.30     3.41     3.43
---------------------------------------------------------------
Inception* through 1/31/04             5.96     5.85     5.74
---------------------------------------------------------------

Cumulative Total Returns+ (unaudited)
                                     Without Sales Charges/(1)/
---------------------------------------------------------------
Class A (Inception* through 1/31/04)           67.11%
---------------------------------------------------------------
Class B (Inception* through 1/31/04)           57.48
---------------------------------------------------------------
Class L (Inception* through 1/31/04)           57.83
---------------------------------------------------------------

(1)Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2)Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.
+ All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
*  Inception date for Class A, B and L shares is February 5, 1996.

Value of $10,000 Invested in Class A, B and L Shares of the Balanced Portfolio vs. the S&P 500 Index, Lehman Brothers Government/Credit Bond Index, Citigroup One-Year U.S. Treasury Bill Index and Citigroup World Government Bond Index February 5, 1996 -- January 31, 2004 (unaudited)


                                    [CHART]


           Balanced        Balanced      Balanced                                        Citigroup       Citigroup
           Portfolio-     Portfolio-    Portfolio-       S&P        Lehman Brothers       One-Year         World
            Class A        Class B       Class L         500       Government/Credit    U.S. Treasury  Government Bond
            Shares         Shares        Shares         Index         Bond Index         Bill Index        Index
           ----------     ----------    ----------      ------     -----------------    -------------  ---------------
2/5/96        9,500        10,000         9,896         10,000          10,000             10,000         10,000
1/97         10,511        10,990        10,876         12,630           9,118             10,551         10,568
1/98         11,729        12,162        12,036         16,026          10,136             11,214         11,842
1/99         12,824        13,211        13,063         21,235          11,020             11,840         13,708
1/00         13,384        13,671        13,529         23,429          10,704             12,327         12,878
1/01         14,644        14,855        14,701         23,216          12,176             13,321         14,383
1/02         13,974        14,069        13,924         19,469          13,090             14,112         13,995
1/03         12,979        12,973        12,851         14,990          14,428             14,578         17,272
1/31/04      15,876        15,748        15,619         20,169          15,239             14,798         19,631



Hypothetical illustration of $10,000 invested in Class A, B and L shares on February 5, 1996 (inception date), assuming deduction of the maximum 5.00% and 1.00% sales charges at the time of investment for Class A and L shares, respectively, the deduction of the maximum 5.00% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class L shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through January 31, 2004. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. The Lehman Brothers Government/Credit Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The Citigroup One-Year U.S. Treasury Bill Index (formerly known as Salomon Smith Barney One-Year U.S. Treasury Bill Index) consists of one 1-Year U.S. Treasury Bill whose return is tracked until its maturity. The Citigroup World Government Bond Index (formerly known as Salomon Smith Barney World Government Bond Index) is a market-capitalization-weighted benchmark that tracks the performance of the government bond markets of 14 countries. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

THE CONSERVATIVE PORTFOLIO

                            Target Asset Allocation

                                    [CHART]

Stock Funds     30%
Bond Funds      70%

The Conservative Portfolio primarily seeks income and secondarily, long-term growth of capital by investing the majority of its assets in funds that invest in bonds.
The Target Asset Allocation set forth above represents an approximate mix of investments for the Conservative Portfolio. The allocation and investment mix of the fund may vary depending upon market conditions, cash flows in and out of the fund and other factors. In addition, the allocation and investment ranges of the fund may be changed, from time to time, upon the approval of the Smith Barney Allocation Series' Board of Directors.

                              Performance Review

For the 12 months ended January 31, 2004, Class A shares of the Conservative Portfolio, excluding sales charges, returned 18.28%. In comparison, the fund's unmanaged benchmarks, the S&P 500 Index/i/, the Lehman Brothers Government/Credit Bond Index/ii/, the Citigroup High Yield Market Index/iii/, and the Citigroup One-Year U.S. Treasury Bill Index/iv/ returned 34.55%, 5.62%, 28.11%, and 1.51%, respectively, for the same period. They also slightly underperformed the fund's Lipper income funds category average, which was 18.64% for the same period./1/

                             PERFORMANCE SNAPSHOT
                            AS OF JANUARY 31, 2004
                           (excluding sales charges)

                                             6 Months 12 Months
Class A Shares                                10.11%   18.28%
S&P 500 Index                                 15.22%   34.55%
Lehman Brothers Government/Credit Bond Index   4.76%    5.62%
Citigroup High Yield Market Index             12.60%   28.11%
Citigroup One-Year U.S. Treasury Bill Index    0.77%    1.51%
Lipper Income Funds Category Average/1/        9.65%   18.64%

  The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

  Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 9.80% and Class L shares returned 9.84% over the six months ended January 31, 2004. Excluding sales charges, Class B shares returned 17.53% and Class L shares returned 17.65% over the 12 months ended January 31, 2004.

  All index performance reflects no deduction for fees, expenses or taxes. The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. The Lehman Brothers Government/Credit Bond Index is a broad-based bond index composed of government and corporate debt issues that are investment grade (rated Baa/BBB or higher). The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities. The Citigroup One-Year U.S. Treasury Bill Index consists of one 1-Year United States Treasury Bill whose return is tracked until its maturity. Please note that an investor cannot invest directly in an index.

/1/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the 12-month period ended January 31, 2004, calculated among the 160 funds for the six-month period and among the 154 funds for the 12-month period in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

                               Fund Performance

The portfolio invests in a diversified group of Smith Barney mutual funds, which includes some equity funds and some fixed income funds. The equity funds generally produced very strong returns, ranging from roughly 29.2% for the Smith Barney Appreciation Fund, to as high as 47.3% for the Smith Barney Fundamental Value Fund. The SB Convertible Fund also participated in the equity market rally, rising 42.4%. Among the bond funds, returns were lower, though all were positive for the period. Most of the bond funds produced returns in the low single digits (i.e., less than 3%), with the exception of the Smith Barney Diversified Strategic Income Fund, which returned 11.9%, and the Smith Barney High Income Fund, which had an even stronger return of 25.8%. In general, the managers of the portfolio's bond funds had expected interest rates to rise in 2003, and had structured their portfolios in a very defensive way, with regard to both duration and credit quality. As it turned out, lower quality bonds tended to outperform during the period (as demonstrated by the return of the Smith Barney High Income Fund, which invests in lower quality issues); this explained much of the underperformance of the bond funds relative to their benchmarks.

Thank you for your investment in the Smith Barney Allocation Series Inc. -- Conservative Portfolio. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

/s/ Steven Bleiberg

Steven Bleiberg
Portfolio Manager

February 24, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of January 31, 2004 and are subject to change. Please refer to page 31 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes.

RISKS: Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. The fund may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds.

/i/The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
/ii/The Lehman Brothers Government/Credit Bond Index is a broad- based bond index composed of government and corporate debt issues that are investment grade (rated Baa/BBB or higher). Please note that an investor cannot invest directly in an index.
/iii/The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities. Please note that an investor cannot invest directly in an index.
/iv/The Citigroup One-Year U.S. Treasury Bill Index consists of one 1-Year
    United States Treasury Bill whose return is tracked until its maturity. Please note that an investor cannot invest directly in an index.

Average Annual Total Returns+ (unaudited)

                            Without Sales Charges/(1)/
                            --------------------------
                            Class A  Class B  Class L
------------------------------------------------------
Twelve Months Ended 1/31/04  18.28%   17.53%   17.65%
------------------------------------------------------
Five Years Ended 1/31/04      4.64     4.11     4.17
------------------------------------------------------
Inception* through 1/31/04    6.15     5.61     5.66
------------------------------------------------------

                            With Sales Charges/(2)/
                            -----------------------
                            Class A Class B Class L
---------------------------------------------------
Twelve Months Ended 1/31/04  12.94%  13.03%  15.50%
---------------------------------------------------
Five Years Ended 1/31/04      3.68    3.95    3.96
---------------------------------------------------
Inception* through 1/31/04    5.54    5.61    5.53
---------------------------------------------------

Cumulative Total Returns+ (unaudited)

                                     Without Sales Charges/(1)/
----------------------------------------------------------------
Class A (Inception* through 1/31/04)           61.07%
----------------------------------------------------------------
Class B (Inception* through 1/31/04)           54.65
----------------------------------------------------------------
Class L (Inception* through 1/31/04)           55.30
----------------------------------------------------------------

(1)Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2)Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.50% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase payment. The CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.
 + All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
*  Inception  date for Class A, B and L shares is February 5, 1996.

Value of $10,000 Invested in Class A, B and L Shares of the Conservative Portfolio vs. the S&P 500 Index, Lehman Brothers Government/Credit Bond
Index, Citigroup High Yield Market Index and Citigroup One-Year U.S. Treasury Bill Index
February 5, 1996 -- January 31, 2004 (unaudited)

                                    [CHART]

                                                                                      Lehman
                                                                                    Brothers
                 Conservative   Conservative    Conservative                       Government/      Citigroup       Citigroup
                  Portfolio-     Portfolio-      Portfolio-                          Credit           High          One-Year
                   Class A         Class B        Class L           S&P 500           Bond            Yield       U.S. Treasury
                    Shares         Shares          Shares            Index           Index         Market Index    Bill Index
                 ------------   ------------    ------------        -------        -----------     ------------   -------------
2/5/96              9,550          10,000           9,896           10,000            10,000          10,000          10,000
1/97               10,368          10,803          10,696           12,630             9,118          11,049          10,551
1/98               11,581          12,014          11,900           16,026            10,136          12,693          11,214
1/99               12,259          12,642          12,529           21,235            11,020          13,050          11,840
1/00               12,499          12,831          12,728           23,429            10,704          12,973          12,327
1/01               13,612          13,900          13,791           23,216            12,176          13,170          13,321
1/02               13,295          13,505          13,410           19,469            13,090          13,066          14,111
1/03               13,005          13,158          13,064           14,990            14,428          13,289          14,578
1/31/04            15,382          15,465          15,369           20,169            15,239          17,025          14,798


Hypothetical illustration of $10,000 invested in Class A, B and L shares on February 5, 1996 (inception date), assuming deduction of the maximum 4.50% and 1.00% sales charges at the time of investment for Class A and L shares, respectively, the deduction of the maximum 4.50% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class L shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through January 31, 2004. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. The Lehman Brothers Government/Credit Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The Citigroup High Yield Market Index (formerly known as Salomon Smith Barney High Yield Market Index) covers a significant portion of the below-investment-grade U.S. corporate bond market. The Citigroup One-Year U.S. Treasury Bill Index (formerly known as Salomon Smith Barney One-Year U.S. Treasury Bill Index) consists of one 1-Year U.S. Treasury Bill whose return is tracked until its maturity. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

THE INCOME PORTFOLIO

                            Target Asset Allocation

                                    [CHART]

Stock Funds     10%
Bond Funds      90%

The Income Portfolio seeks high current income by investing primarily in bond funds.
The Target Asset Allocation set forth above represents an approximate mix of investments for the Income Portfolio. The allocation and investment mix of the fund may vary depending upon market conditions, cash flows in and out of the fund and other factors. In addition, the allocation and investment ranges of the fund may be changed, from time to time, upon the approval of the Smith Barney Allocation Series' Board of Directors.


                               Portfolio Review

For the 12 months ended January 31, 2004, Class A shares of the Income Portfolio, excluding sales charges, returned 13.02%. In comparison, the fund's unmanaged benchmarks, the S&P 500 Index/i/, the Lehman Brothers Government/Credit Bond Index/ii/, the Citigroup High Yield Market Index/iii/, and the Citigroup One-Year U.S. Treasury Bill Index/iv/ returned 34.55%, 5.62%, 28.11%, and 1.51%, respectively, for the same period. They also outperformed the fund's Lipper general bond funds category average, which was 7.05% for the same period./1/


                             PERFORMANCE SNAPSHOT
                            AS OF JANUARY 31, 2004
                           (excluding sales charges)

                                              6 Months 12 Months
Class A Shares                                  7.70%   13.02%
S&P 500 Index                                  15.22%   34.55%
Lehman Brothers Government/Credit Bond Index    4.76%    5.62%
Citigroup High Yield Market Index              12.60%   28.11%
Citigroup One-Year U.S. Treasury Bill Index     0.77%    1.51%
Lipper General Bond Funds Category Average/1/   5.48%    7.05%

  The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

  Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 7.35% and Class L shares returned 7.39% over the six months ended January 31, 2004. Excluding sales charges, Class B shares returned 12.43% and Class L shares returned 12.49% over the 12 months ended January 31, 2004.

  All index performance reflects no deduction for fees, expenses or taxes. The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. The Lehman Brothers Government/Credit Bond Index is a broad-based bond index composed of government and corporate debt issues that are investment grade (rated Baa/BBB or higher). The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities. The Citigroup One-Year U.S. Treasury Bill Index consists of one 1-Year United States Treasury Bill whose return is tracked until its maturity. Please note that an investor cannot invest directly in an index.

/1/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the 12-month period ended January 31, 2004, calculated among the 43 funds for the six-month period and among the 38 funds for the 12-month period in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

                               Fund Performance

The portfolio invests in a diversified group of Smith Barney mutual funds, consisting mostly of fixed income funds but with a few equity funds as well. The presence of the equity funds added significantly to the portfolio's return for the period. The Smith Barney Appreciation Fund gained 29.2%, while the SB Capital and Income Fund returned 37.1%. In addition, the portfolio invested in the SB Convertible Fund, which participated in the equity market rally too, gaining 42.4% for the period. Among the bond funds, returns varied considerably depending on the credit quality of the underlying investments. The investment grade funds (the Smith Barney Short-Term Investment Grade Bond Fund, the Smith Barney Government Securities Fund, and the Smith Barney Managed Governments
Fund) produced returns ranging from 1.8% to 2.6%. On the other hand, the funds that invest in lower grade issues (the Smith Barney High Income Fund and the Smith Barney Diversified Strategic Income Fund) were able to generate higher returns, as credit spreads on higher-yielding issues narrowed considerably during the course of the period, driving prices on those bonds higher. The Smith Barney High Income Fund was up 25.8%, and the Smith Barney Diversified Strategic Income Fund was up 11.9% for the period.

Thank you for your investment in the Smith Barney Allocation Series Inc. -- Income Portfolio. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

/s/ Steven Bleiberg
Steven Bleiberg
Portfolio Manager

February 24, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of January 31, 2004 and are subject to change. Please refer to page 32 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes.

RISK: Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. High yield bonds are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues.

/i/The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
/ii/The Lehman Brothers Government/Credit Bond Index is a broad-based bond index composed of government and corporate debt issues that are investment grade (rated Baa/BBB or higher). Please note that an investor cannot invest directly in an index.
/iii/The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities. Please note that an investor cannot invest directly in an index.
/iv/The Citigroup One-Year U.S. Treasury Bill Index consists of one 1-Year
   United States Treasury Bill whose return is tracked until its maturity. Please note that an investor cannot invest directly in an index.

Average Annual Total Returns+ (unaudited)

                            Without Sales Charges/(1)/
                            --------------------------
                            Class A  Class B  Class L
------------------------------------------------------
Twelve Months Ended 1/31/04  13.02%   12.43%   12.49%
------------------------------------------------------
Five Years Ended 1/31/04      4.04     3.51     3.56
------------------------------------------------------
Inception* through 1/31/04    5.35     4.81     4.86
------------------------------------------------------

                            With Sales Charges/(2)/
                            --------------------------
                            Class A  Class B  Class L
------------------------------------------------------
Twelve Months Ended 1/31/04   7.95%    7.93%   10.35%
------------------------------------------------------
Five Years Ended 1/31/04      3.09     3.35     3.35
------------------------------------------------------
Inception* through 1/31/04    4.74     4.81     4.72
------------------------------------------------------

Cumulative Total Returns+ (unaudited)

                                     Without Sales Charges/(1)/
--------------------------------------------------------------
Class A (Inception* through 1/31/04)           51.59%
--------------------------------------------------------------
Class B (Inception* through 1/31/04)           45.53
--------------------------------------------------------------
Class L (Inception* through 1/31/04)           46.09
--------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.50% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed less than one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.
 + All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
 *  Inception date for Class A, B and L shares is February 5, 1996.

Value of $10,000 Invested in Class A, B and L Shares of the Income Portfolio vs. the S&P 500 Index, Lehman Brothers Government/Credit Bond Index,
Citigroup High Yield Market Index and Citigroup One-Year U.S. Treasury Bill
 Index

February 5, 1996 -- January 31, 2004 (unaudited)

                                    [CHART]


                                                                        Lehman Brothers
                  Income         Income         Income                    Government/     Citigroup        Citigroup
                 Portfolio-     Portfolio-     Portfolio-       S&P          Credit       High Yield     One-Year U.S.
                  Class A        Class B        Class L         500           Bond          Market       Treasury Bill
                  Shares         Shares         Shares         Index         Index          Index           Index
                  ------         ------         ------         -----         -----          -----          --------
2/5/96             9,550         10,000          9,896         10,000        10,000         10,000           10,000
1/97              10,160         10,589         10,485         12,630         9,118         11,049           10,551
1/98              11,322         11,746         11,636         16,026        10,136         12,693           11,214
1/99              11,875         12,246         12,137         21,235        11,020         13,050           11,840
1/00              11,750         12,066         11,965         23,429        10,704         12,973           12,327
1/01              12,660         12,935         12,829         23,216        12,176         13,170           13,321
1/02              12,559         12,761         12,664         19,469        13,090         13,066           14,111
1/03              12,810         12,944         12,852         14,990        14,428         13,289           14,578
1/31/04           14,477         14,553         14,457         20,169        15,239         17,024           14,798


Hypothetical illustration of $10,000 invested in Class A, B and L shares on February 5, 1996 (inception date), assuming deduction of the maximum 4.50% and 1.00% sales charges at the time of investment for Class A and L shares, respectively, the deduction of the maximum 4.50% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class L shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through January 31, 2004. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. The Lehman Brothers Government/Credit Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The Citigroup High Yield Market Index (formerly known as Salomon Smith Barney High Yield Market Index) covers a significant portion of the below-investment-grade U.S. corporate bond market. The Citigroup One-Year U.S. Treasury Bill Index (formerly known as Salomon Smith Barney One-Year U.S. Treasury Bill Index) consists of one 1-Year U.S. Treasury Bill whose return is tracked until its maturity. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

THE GLOBAL PORTFOLIO

Schedule of Investments                                         January 31, 2004

 Shares                                             Description                                               Value
----------------------------------------------------------------------------------------------------------------------
Underlying Funds -- 99.5%
 111,073 Smith Barney Funds, Inc. - Large Cap Value Fund                                                   $ 1,703,864
 980,800 Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund                     11,749,990
 219,860 Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund                       5,052,379
  71,346 Smith Barney Investment Trust - Smith Barney Mid Cap Core Fund                                      1,502,537
 226,251 Smith Barney Small Cap Core Fund, Inc.                                                              3,448,073
 774,495 Smith Barney World Funds, Inc. - International All Cap Growth Portfolio                            10,021,963
----------------------------------------------------------------------------------------------------------------------
         Total Underlying Funds (Cost -- $34,241,939)                                                       33,478,806
----------------------------------------------------------------------------------------------------------------------
  Face
 Amount                                             Description                                               Value
----------------------------------------------------------------------------------------------------------------------
Repurchase Agreement -- 0.5%
$157,000 Merrill Lynch & Co., Inc. dated 1/30/04, 0.960% due 2/2/04; Proceeds at maturity -- $157,013;
           (Fully collateralized by U.S. Treasury Bills, due 2/26/04 to 7/29/04; Market value -- $160,141)
           (Cost -- $157,000)                                                                                  157,000
----------------------------------------------------------------------------------------------------------------------
         Total Investments -- 100.0% (Cost -- $34,398,939*)                                                $33,635,806
----------------------------------------------------------------------------------------------------------------------

*Aggregate cost for Federal income tax purposes is $37,605,439.

                      See Notes to Financial Statements.

THE HIGH GROWTH PORTFOLIO

Schedule of Investments                                         January 31, 2004

  Shares                                    Description                                      Value
------------------------------------------------------------------------------------------------------
Underlying Funds -- 100.0%
 1,019,746 Smith Barney Aggressive Growth Fund Inc.                                       $ 95,315,647
 2,365,813 Smith Barney Funds, Inc. - Large Cap Value Fund                                  36,291,577
 3,975,766 Smith Barney Income Funds - Smith Barney High Income Fund                        28,068,910
 6,552,755 Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund   78,502,007
 3,165,652 Smith Barney Investment Funds Inc. - Smith Barney Small Cap Growth Fund          32,321,306
 3,155,245 Smith Barney Investment Series - SB Growth and Income Fund                       46,192,779
 5,170,159 Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund   118,810,245
 1,662,814 Smith Barney Investment Trust - Smith Barney Mid Cap Core Fund                   35,018,866
10,286,031 Smith Barney Small Cap Core Fund, Inc.                                          156,759,117
 4,128,452 Smith Barney World Funds, Inc. - International All Cap Growth Portfolio          53,422,172
------------------------------------------------------------------------------------------------------
           Total Investments -- 100.0% (Cost -- $619,302,313*)                            $680,702,626
------------------------------------------------------------------------------------------------------

*Aggregate cost for Federal income tax purposes is the same.

                      See Notes to Financial Statements.

THE GROWTH PORTFOLIO


Schedule of Investments                                         January 31, 2004

  Shares                                              Description                                               Value
-------------------------------------------------------------------------------------------------------------------------
Underlying Funds -- 99.9%
   458,708 Smith Barney Aggressive Growth Fund Inc.                                                          $ 42,875,415
 4,994,171 Smith Barney Funds, Inc. - Large Cap Value Fund                                                     76,610,583
 8,652,578 Smith Barney Income Funds - Smith Barney High Income Fund                                           61,087,203
 3,130,860 Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund                        31,120,748
 3,294,822 Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund                      39,471,964
 4,600,172 Smith Barney Investment Funds Inc. - Smith Barney Investment Grade Bond Fund                        60,032,249
 3,448,154 Smith Barney Investment Funds Inc. - Smith Barney Small Cap Growth Fund                             35,205,651
 5,320,423 Smith Barney Investment Series - SB Growth and Income Fund                                          77,890,991
 4,637,389 Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund                      106,567,198
 1,756,260 Smith Barney Investment Trust - Smith Barney Mid Cap Core Fund                                      36,986,829
 2,737,872 Smith Barney Small Cap Core Fund, Inc.                                                              41,725,167
 4,794,605 Smith Barney World Funds, Inc. - International All Cap Growth Portfolio                             62,042,192
-------------------------------------------------------------------------------------------------------------------------
           Total Underlying Funds (Cost -- $700,680,969)                                                      671,616,190
-------------------------------------------------------------------------------------------------------------------------
   Face
  Amount                                              Description                                               Value
-------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement -- 0.1%
$  866,000 Merrill Lynch & Co., Inc. dated 1/30/04, 0.960% due 2/2/04; Proceeds at maturity -- $866,069;
             (Fully collateralized by U.S. Treasury Bills, due 2/26/04 to 7/29/04; Market value -- $883,324)
             (Cost -- $866,000)                                                                                   866,000
-------------------------------------------------------------------------------------------------------------------------
           Total Investments -- 100.0% (Cost -- $701,546,969*)                                               $672,482,190
-------------------------------------------------------------------------------------------------------------------------

*Aggregate cost for Federal income tax purposes is the same.

                      See Notes to Financial Statements.

THE BALANCED PORTFOLIO

Schedule of Investments                                         January 31, 2004

  Shares                                               Description                                                Value
---------------------------------------------------------------------------------------------------------------------------
Underlying Funds -- 99.5%
 3,140,277 Smith Barney Appreciation Fund Inc.                                                                 $ 43,869,675
 2,955,586 Smith Barney Fundamental Value Fund Inc.                                                              43,742,680
 1,395,698 Smith Barney Funds, Inc. - Large Cap Value Fund                                                       21,410,008
 3,919,213 Smith Barney Funds, Inc. - Short-Term Investment Grade Bond Fund                                      16,695,847
 2,774,846 Smith Barney Income Funds - SB Capital and Income Fund                                                44,564,033
 2,524,359 Smith Barney Income Funds - SB Convertible Fund                                                       46,574,419
 8,338,635 Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund                            57,203,035
 3,709,487 Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund                          36,872,305
 1,498,243 Smith Barney Investment Series - SB Growth and Income Fund                                            21,934,280
 2,867,132 Smith Barney Managed Governments Fund Inc.                                                            36,527,261
 1,749,026 Smith Barney World Funds, Inc. - Global Government Bond Portfolio                                     18,574,660
 1,552,388 Smith Barney World Funds, Inc. - International All Cap Growth Portfolio                               20,087,898
---------------------------------------------------------------------------------------------------------------------------
           Total Underlying Funds (Cost -- $412,710,570)                                                        408,056,101
---------------------------------------------------------------------------------------------------------------------------
   Face
  Amount                                               Description                                                Value
---------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement -- 0.5%
$1,944,000 Merrill Lynch & Co., Inc. dated 1/30/04, 0.960% due 2/2/04; Proceeds at maturity -- $1,944,156;
             (Fully collateralized by U.S. Treasury Bills, due 2/26/04 to 7/29/04; Market value -- $1,982,888)
             (Cost -- $1,944,000)                                                                                 1,944,000
---------------------------------------------------------------------------------------------------------------------------
           Total Investments -- 100.0% (Cost -- $414,654,570*)                                                 $410,000,101
---------------------------------------------------------------------------------------------------------------------------

*Aggregate cost for Federal income tax purposes is $415,503,599.

                      See Notes to Financial Statements.

THE CONSERVATIVE PORTFOLIO


Schedule of Investments                                         January 31, 2004

  Shares                                              Description                                                Value
--------------------------------------------------------------------------------------------------------------------------
Underlying Funds -- 98.2%
   840,107 Smith Barney Appreciation Fund Inc.                                                                $ 11,736,291
   414,596 Smith Barney Fundamental Value Fund Inc.                                                              6,136,017
 1,163,120 Smith Barney Funds, Inc. - Short-Term Investment Grade Bond Fund                                      4,954,891
   371,932 Smith Barney Income Funds - SB Capital and Income Fund                                                5,973,228
   673,331 Smith Barney Income Funds - SB Convertible Fund                                                      12,422,964
 3,270,381 Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund                           22,434,815
 1,605,021 Smith Barney Income Funds - Smith Barney High Income Fund                                            11,331,445
 1,110,541 Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund                         11,038,773
   510,107 Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund                        6,111,087
 1,298,946 Smith Barney Managed Governments Fund Inc.                                                           16,548,577
   517,456 Smith Barney World Funds, Inc. - Global Government Bond Portfolio                                     5,495,385
--------------------------------------------------------------------------------------------------------------------------
           Total Underlying Funds (Cost -- $117,350,660)                                                       114,183,473
--------------------------------------------------------------------------------------------------------------------------
   Face
  Amount                                              Description                                                Value
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement -- 1.8%
$2,111,000 Merrill Lynch & Co., Inc. dated 1/30/04, 0.960% due 2/2/04; Proceeds at maturity -- $2,111,169;
             (Fully collateralized by U.S. Treasury Bills, due 2/29/04 to 7/29/04; Market value --$2,153,229)
             (Cost -- $2,111,000)                                                                                2,111,000
--------------------------------------------------------------------------------------------------------------------------
           Total Investments -- 100.0% (Cost -- $119,461,660*)                                                $116,294,473
--------------------------------------------------------------------------------------------------------------------------

*Aggregate cost for Federal income tax purposes is $119,599,623.

                      See Notes to Financial Statements.

THE INCOME PORTFOLIO

Schedule of Investments                                         January 31, 2004

    Shares                       Description                                                                      Value
  ------------------------------------------------------------------------------------------------------------------------
  Underlying Funds -- 98.9%
     191,495 Smith Barney Appreciation Fund Inc.                                                               $ 2,675,182
   1,109,964 Smith Barney Funds, Inc. - Short-Term Investment Grade Bond Fund                                    4,728,448
     178,984 Smith Barney Income Funds - SB Capital and Income Fund                                              2,874,480
     155,379 Smith Barney Income Funds - SB Convertible Fund                                                     2,866,736
   1,473,828 Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund                         10,110,460
   1,443,515 Smith Barney Income Funds - Smith Barney High Income Fund                                          10,191,216
     750,660 Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund                        7,461,560
     781,498 Smith Barney Managed Governments Fund Inc.                                                          9,956,292
  ----------------------------------------------------------------------------------------------------------
             Total Underlying Funds (Cost -- $54,916,541)                                                       50,864,374
  ------------------------------------------------------------------------------------------------------------------------
     Face
    Amount                       Description                                                                      Value
  ------------------------------------------------------------------------------------------------------------------------
  Repurchase Agreement -- 1.1%
  $  541,000 Merrill Lynch & Co., Inc. dated 1/30/04, 0.980% due 2/2/04; Proceeds at maturity -- $541,044;
               (Fully collateralized by U.S. Treasury Bills, due 2/26/04 to 7/29/04; Market value -- $551,822)
               (Cost -- $541,000)                                                                                  541,000
  ----------------------------------------------------------------------------------------------------------
             Total Investments -- 100.0% (Cost -- $55,457,541*)                                                $51,405,374
  ------------------------------------------------------------------------------------------------------------------------

*Aggregate cost for Federal income tax purposes is $56,347,862.

                      See Notes to Financial Statements.

Statements of Assets and Liabilities                            January 31, 2004

                                                  Global      High Growth     Growth       Balanced    Conservative    Income
                                                 Portfolio     Portfolio     Portfolio     Portfolio    Portfolio     Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments, at cost                         $34,398,939  $619,302,313  $701,546,969  $414,654,570  $119,461,660  $55,457,541
-------------------------------------------------------------------------------------------------------------------------------
   Investments, at value                        $33,635,806  $680,702,626  $672,482,190  $410,000,101  $116,294,473  $51,405,374
   Cash                                                 394            --           458           273           766          949
   Receivable for Fund shares sold                   55,738       419,429       316,707       480,340       454,085      132,518
   Receivable from manager                           10,952         5,642            --            --            --           --
   Dividends and interest receivable                      8       217,872       828,900       822,373       346,318      201,483
-------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                  33,702,898   681,345,569   673,628,255   411,303,087   117,095,642   51,740,324
-------------------------------------------------------------------------------------------------------------------------------
Liabilities:
   Payable for Fund shares reacquired                12,384       356,096       344,603       162,512        33,193       40,586
   Distribution plan fees payable                     8,768       182,599       191,466       116,378        24,910       10,852
   Bank overdraft                                        --       153,943            --            --            --           --
   Management fees payable                               --            --        76,139        69,980        27,033        7,684
   Income distribution payable                           --            --            --            --            --       11,288
   Accrued expenses                                  87,320     1,013,416       725,882       329,762       103,997       43,547
-------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                108,472     1,706,054     1,338,090       678,632       189,133      113,957
-------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                $33,594,426  $679,639,515  $672,290,165  $410,624,455  $116,906,509  $51,626,367
---------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Par value of capital shares                  $     3,440  $     51,643  $     57,376  $     34,491  $     10,237  $     4,975
   Capital paid in excess of par value           38,599,323   680,165,957   747,105,175   420,915,565   121,183,766   57,577,397
   Undistributed (overdistributed) net
    investment income                                    --            --     1,331,532            --            --      (11,288)
   Accumulated net realized loss from
    investments                                  (4,245,204)  (61,978,398)  (47,139,139)   (5,671,132)   (1,120,307)  (1,892,550)
   Net unrealized appreciation (depreciation)
    of investments                                 (763,133)   61,400,313   (29,064,779)   (4,654,469)   (3,167,187)  (4,052,167)
-------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                $33,594,426  $679,639,515  $672,290,165  $410,624,455  $116,906,509  $51,626,367
---------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Class A                                        1,867,750    26,938,815    27,533,577    16,587,151     5,316,683    2,664,199
   Class B                                        1,341,521    21,419,643    26,027,268    14,684,958     4,121,234    2,001,399
   Class L                                          230,762     3,284,877     3,815,599     3,219,115       799,188      309,666
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value:
   Class A (and redemption price)                     $9.87        $13.31        $11.66        $11.77        $11.35       $10.34
   Class B *                                          $9.64        $12.99        $11.77        $12.03        $11.50       $10.42
   Class L *                                          $9.63        $13.04        $11.78        $12.05        $11.48       $10.41
-------------------------------------------------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
   Class A (net asset value plus 5.26% of net
    asset value per share)                           $10.39        $14.01        $12.27        $12.39            --           --
   Class A (net asset value plus 4.71% of net
    asset value per share)                               --            --            --            --        $11.88       $10.83
   Class L (net asset value plus 1.01% of net
    asset value per share)                            $9.73        $13.17        $11.90        $12.17        $11.60       $10.52
-------------------------------------------------------------------------------------------------------------------------------

* Redemption price is NAV of Class B and L shares reduced by a 5.00% (4.50% for the Conservative Portfolio and the Income Portfolio) and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.

Statements of Operations                     For the Year Ended January 31, 2004

                                              Global       High Growth      Growth        Balanced    Conservative    Income
                                             Portfolio      Portfolio      Portfolio      Portfolio    Portfolio     Portfolio
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Income distributions from
    Underlying Funds                       $    250,706   $   4,878,924  $  12,425,966  $ 11,866,754  $  4,437,743  $ 2,472,358
   Interest                                       1,338          28,957         25,261        15,196         7,650        3,530
-----------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                      252,044       4,907,881     12,451,227    11,881,950     4,445,393    2,475,888
-----------------------------------------------------------------------------------------------------------------------------
Expenses:
   Transfer agency services (Note 5)            242,420       3,449,266      2,380,773     1,070,754       241,465       88,681
   Distribution plan fees (Note 5)              163,885       3,521,130      3,873,466     2,436,174       526,861      234,868
   Management fees (Note 2)                      56,262       1,162,748      1,203,846       750,611       214,604       97,014
   Audit and legal                               20,028          23,841         11,103        24,520        26,749       26,965
   Registration fees                             15,335          41,261         22,038        30,803        33,742       25,821
   Custody                                       14,428          14,545          6,658        15,486        15,458       16,935
   Shareholder communications (Note 5)            7,448         126,315         91,595        40,250         5,178        6,406
   Directors' fees                                3,687          14,568         15,355        10,755         5,189        3,125
   Other                                          2,441           8,902          9,458        10,094         7,556        4,661
-----------------------------------------------------------------------------------------------------------------------------
   Total Expenses                               525,934       8,362,576      7,614,292     4,389,447     1,076,802      504,476
   Less: Management fee waiver and/or
     expense reimbursement (Note 2)            (207,392)     (1,732,551)      (496,970)           --        (7,253)     (11,392)
-----------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                 318,542       6,630,025      7,117,322     4,389,447     1,069,549      493,084
-----------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                    (66,498)     (1,722,144)     5,333,905     7,492,503     3,375,844    1,982,804
-----------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
on Investments (Note 3):
   Realized Gain (Loss) From:
     Sale of Underlying Funds                  (296,964)    (45,778,917)   (37,464,291)   (2,643,671)   (1,067,373)    (826,353)
     Capital gain distributions from
      Underlying Funds                               --              --        103,964            --            --           --
-----------------------------------------------------------------------------------------------------------------------------
   Net Realized Loss                           (296,964)    (45,778,917)   (37,360,327)   (2,643,671)   (1,067,373)    (826,353)
-----------------------------------------------------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation
   (Depreciation) of Investments:
     Beginning of year                      (11,322,839)   (197,620,739)  (238,093,385)  (74,340,853)  (18,516,724)  (8,713,291)
     End of year                               (763,133)     61,400,313    (29,064,779)   (4,654,469)   (3,167,187)  (4,052,167)
-----------------------------------------------------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation
    (Depreciation)                           10,559,706     259,021,052    209,028,606    69,686,384    15,349,537    4,661,124
-----------------------------------------------------------------------------------------------------------------------------
Net Gain on Investments                      10,262,742     213,242,135    171,668,279    67,042,713    14,282,164    3,834,771
-----------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations     $ 10,196,244   $ 211,519,991  $ 177,002,184  $ 74,535,216  $ 17,658,008  $ 5,817,575
--------------------------------------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.

Statements of Changes in Net Assets              For the Years Ended January 31,

                                              Global Portfolio         High Growth Portfolio           Growth Portfolio
                                          ------------------------  ---------------------------  ----------------------------
                                              2004         2003         2004           2003           2004           2003
------------------------------------------------------------------------------------------------------------------------------
Operations:
   Net investment income (loss)           $   (66,498) $  (180,983) $ (1,722,144) $  (2,533,205) $   5,333,905  $   5,750,373
   Net realized loss                         (296,964)  (1,212,471)  (45,778,917)    (5,010,392)   (37,360,327)    (9,778,812)
   Change in net unrealized
    appreciation (depreciation)            10,559,706   (5,555,758)  259,021,052   (156,447,656)   209,028,606   (130,325,581)
----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
    From Operations                        10,196,244   (6,949,212)  211,519,991   (163,991,253)   177,002,184   (134,354,020)
----------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From (Note 6):
   Net investment income                           --           --            --             --     (4,250,306)    (5,741,996)
   Net realized gains                              --           --            --             --             --     (1,100,063)
----------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From
    Distributions to Shareholders                  --           --            --             --     (4,250,306)    (6,842,059)
----------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions (Note 7):
   Net proceeds from sale of shares         4,174,216    9,286,401    64,435,931     74,300,232     60,873,143     70,092,662
   Net asset value of shares issued for
    reinvestment of dividends                      --           --            --             --      4,208,793      6,773,756
   Cost of shares reacquired               (4,554,635)  (8,505,893)  (92,569,575)  (117,386,670)  (108,405,954)  (148,397,347)
----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
    From Fund Share Transactions             (380,419)     780,508   (28,133,644)   (43,086,438)   (43,324,018)   (71,530,929)
----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets           9,815,825   (6,168,704)  183,386,347   (207,077,691)   129,427,860   (212,727,008)

Net Assets:
   Beginning of year                       23,778,601   29,947,305   496,253,168    703,330,859    542,862,305    755,589,313
----------------------------------------------------------------------------------------------------------------------------
   End of year*                           $33,594,426  $23,778,601  $679,639,515  $ 496,253,168  $ 672,290,165  $ 542,862,305
------------------------------------------------------------------------------------------------------------------------------
* Includes undistributed net
 investment income of:                             --           --            --             --     $1,331,532       $247,933
----------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

Statements of Changes in Net Assets (continued) For the Years Ended January 31,

                                               Balanced Portfolio        Conservative Portfolio         Income Portfolio
                                          ---------------------------  --------------------------  --------------------------
                                              2004           2003          2004          2003          2004          2003
------------------------------------------------------------------------------------------------------------------------------
Operations:
   Net investment income                  $  7,492,503  $   6,782,245  $  3,375,844  $  3,019,966  $  1,982,804  $  1,888,226
   Net realized gain (loss)                 (2,643,671)    (2,168,762)   (1,067,373)       22,692      (826,353)     (233,525)
   Change in net unrealized
    appreciation (depreciation)             69,686,384    (36,021,623)   15,349,537    (5,647,971)    4,661,124      (935,304)
----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
    From Operations                         74,535,216    (31,408,140)   17,658,008    (2,605,313)    5,817,575       719,397
----------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From (Note 6):
   Net investment income                    (7,492,503)    (7,258,511)   (3,375,844)   (3,160,062)   (1,980,036)   (2,097,353)
   Net realized gains                               --             --            --       (22,692)           --            --
   Capital                                    (129,004)    (2,401,902)      (94,016)     (823,531)     (178,699)     (367,124)
----------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From
    Distributions to Shareholders           (7,621,507)    (9,660,413)   (3,469,860)   (4,006,285)   (2,158,735)   (2,464,477)
----------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions (Note 7):
   Net proceeds from sale of shares         57,968,315     61,518,121    27,153,298    25,960,349    15,780,615    13,420,878
   Net asset value of shares issued for
    reinvestment of dividends                7,466,308      9,474,482     3,368,358     3,888,550     2,011,880     2,269,267
   Cost of shares reacquired               (75,550,291)  (112,441,025)  (29,071,625)  (33,186,668)  (14,600,911)  (16,901,243)
----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
    From Fund Share Transactions           (10,115,668)   (41,448,422)    1,450,031    (3,337,769)    3,191,584    (1,211,098)
----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets           56,798,041    (82,516,975)   15,638,179    (9,949,367)    6,850,424    (2,956,178)

Net Assets:
   Beginning of year                       353,826,414    436,343,389   101,268,330   111,217,697    44,775,943    47,732,121
----------------------------------------------------------------------------------------------------------------------------
   End of year*                           $410,624,455  $ 353,826,414  $116,906,509  $101,268,330  $ 51,626,367  $ 44,775,943
------------------------------------------------------------------------------------------------------------------------------
* Includes overdistributed net
 investment income of:                              --             --            --            --      $(11,288)     $(14,056)
----------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies

The Global, High Growth, Growth, Balanced, Conservative and Income Portfolios ("Funds") are separate investment funds of the Smith Barney Allocation Series Inc. ("Company"). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company and consists of these funds and three other separate investment funds: Select High Growth, Select Growth and Select Balanced Portfolios. The Funds invest in other mutual funds ("Underlying Funds") managed by Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"). The financial statements and financial highlights for the other funds are presented in a separate shareholder report.

The significant accounting policies consistently followed by the Company are in conformity with generally accepted accounting principles ("GAAP") and are as follows: (a) security transactions are accounted for on trade date;
(b) investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) income distributions and short-term capital gain distributions from Underlying Funds are recorded on the ex-dividend date as investment income and interest income is recorded on an accrual basis; (e) long-term capital gain distributions from Underlying Funds are recorded on the ex-dividend date as realized gains; (f) gains or losses on the sale of Underlying Funds are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Balanced and Conservative Portfolios distribute dividends quarterly and capital gains, if any, at least annually. The Income Portfolio distributes dividends monthly and capital gains, if any, at least annually. In addition, the Global, High Growth and Growth Portfolios distribute dividends and capital gains, if any, at least annually; (h) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (i) the Company intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At January 31, 2004, reclassifications were made to the capital accounts of the Global and High Growth Portfolios to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, accumulated net investment loss amounting to $66,498 and $1,722,144 was reclassified to paid-in capital for the Global and High Growth Portfolios, respectively. Net investment income, net realized gains and net assets were not affected by these changes; (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

SBFM is the investment manager for the Company. Each Fund pays SBFM a monthly fee calculated at an annual rate of 0.20% of their respective average daily net assets.

During the year ended January 31, 2004, the Global, High Growth and Growth Portfolios' Class A, B and L shares had voluntary expense limitations in place of 0.80%, 1.55% and 1.55%, respectively, of the average daily net assets of each class. During the year ended January 31, 2004, the Conservative and Income Portfolios' Class A, B and L shares had voluntary expense limitations in place of 0.80%, 1.30% and 1.25%, respectively, of the average daily net assets of each class. These expense limitations resulted in the following fee waivers and expense reimbursements:

                                 Management     Expense
                                 Fee Waivers Reimbursements   Total
          ------------------------------------------------------------
          Global Portfolio       $   56,262     $151,130    $  207,392
          High Growth Portfolio   1,162,748      569,803     1,732,551
          Growth Portfolio          496,970           --       496,970
          Conservative Portfolio      7,253           --         7,253
          Income Portfolio           11,392           --        11,392
          ------------------------------------------------------------

These expense limitations can be terminated at any time by SBFM.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. PFPC Inc. ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Funds' sub-transfer agents. CTB receives account fees and asset-based fees that vary according to size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts. During the year ended January 31, 2004, the Global, High Growth, Growth, Balanced, Conservative and Income Portfolios paid transfer agent fees of $194,249, $2,797,069, $1,962,877, $744,787, $179,567 and $72,531, respectively, to CTB.

Citigroup Global Markets Inc. ("CGM") (formerly known as Salomon Smith Barney Inc.) and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Funds' distributors.

For Global, High Growth, Growth and Balanced Portfolios, there are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. For Conservative and Income Portfolios, there are maximum initial sales charges of 4.50% and 1.00% for Class A and L shares, respectively. The Global, High Growth, Growth and Balanced Portfolios have a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. The Conservative and Income Portfolios have a CDSC of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate for Global, High Growth and Balanced Portfolios and $500,000 in the aggregate for Conservative and Income Portfolios. These purchases do not incur an initial sales charge.

For the year ended January 31, 2004, CGM and its affiliates received sales charges on sales of the Funds' Class A and L shares. In addition, for the year ended January 31, 2004, CDSCs were paid to CGM and its affiliates for Class B and L shares.

The approximate amounts were as follows:

                                             Sales Charges         CDSCs
                                           ------------------ ----------------
                                            Class A   Class L Class B  Class L
  ---------------------------------------------------------------------------
  Global Portfolio                         $   84,000 $    -- $ 20,000 $   --
  High Growth Portfolio                     1,415,000  22,000  384,000     --
  Growth Portfolio                          1,112,000  30,000  377,000     --
  Balanced Portfolio                          814,000  54,000  279,000  2,000
  Conservative Portfolio                      256,000  17,000   83,000     --
  Income Portfolio                            106,000   5,000   35,000     --
  ---------------------------------------------------------------------------

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the year ended January 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

                                                       Purchases     Sales
   -------------------------------------------------------------------------
   Global Portfolio                                   $   749,342 $ 1,207,137
   High Growth Portfolio                               22,000,000  48,000,000
   Growth Portfolio                                            --  39,500,000
   Balanced Portfolio                                   2,339,462  14,964,470
   Conservative Portfolio                               7,031,870   7,553,920
   Income Portfolio                                     4,710,862   1,708,161
   -------------------------------------------------------------------------

At January 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

                                                                   Net
                                                                Unrealized
                                                               Appreciation
                                  Appreciation  Depreciation  (Depreciation)
   ------------------------------------------------------------------------
   Global Portfolio               $  2,696,102 $  (6,665,735)  $ (3,969,633)
   High Growth Portfolio           135,152,343   (73,752,030)    61,400,313
   Growth Portfolio                 75,645,317  (104,710,096)   (29,064,779)
   Balanced Portfolio               24,114,114   (29,617,612)    (5,503,498)
   Conservative Portfolio            6,973,518   (10,278,668)    (3,305,150)
   Income Portfolio                  1,976,602    (6,919,090)    (4,942,488)
   ------------------------------------------------------------------------

4. Repurchase Agreements

When entering into repurchase agreements, it is the Funds' policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

At January 31, 2004, the High Growth Portfolio did not have any repurchase agreements outstanding.


5. Class Specific Expenses
Pursuant to a Rule 12b-1 Distribution Plan, the Funds pay a service fee with respect to their Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Global, High Growth, Growth and Balanced Portfolios each pay a distribution fee with respect to their Class B and L shares calculated at an annual rate of 0.75% of the average daily net assets of each respective class. The Conservative and Income Portfolios each pay a distribution fee with respect to their Class B and L shares calculated at the annual rates of 0.50% and 0.45%, respectively, of the average daily net assets of each class. For the year ended January 31, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                     Class A   Class B   Class L
              ---------------------------------------------------
              Global Portfolio       $ 39,141 $  108,147 $ 16,597
              High Growth Portfolio   764,203  2,396,492  360,435
              Growth Portfolio        715,254  2,767,697  390,515
              Balanced Portfolio      438,961  1,667,762  329,451
              Conservative Portfolio  136,891    332,264   57,706
              Income Portfolio         63,774    151,657   19,437
              ---------------------------------------------------

For the year ended January 31, 2004, total Transfer Agency Service expenses were as follows:

                                      Class A    Class B   Class L
              ----------------------------------------------------
              Global Portfolio       $  130,479 $  101,938 $10,003
              High Growth Portfolio   2,020,345  1,401,556  27,365
              Growth Portfolio        1,289,668  1,029,059  62,046
              Balanced Portfolio        511,478    484,673  74,603
              Conservative Portfolio    111,290    101,605  28,570
              Income Portfolio           37,738     39,384  11,559
              ----------------------------------------------------

For the year ended January 31, 2004, total Shareholder Communication expenses were as follows:

                                        Class A Class B Class L
                 ----------------------------------------------
                 Global Portfolio       $ 4,003 $ 2,945 $  500
                 High Growth Portfolio   71,767  50,821  3,727
                 Growth Portfolio        47,684  40,224  3,687
                 Balanced Portfolio      19,637  18,012  2,601
                 Conservative Portfolio   2,466   2,035    677
                 Income Portfolio         2,666   2,814    926
                 ----------------------------------------------

6. Distributions Paid to Shareholders by Class

                                              Year Ended       Year Ended
                                           January 31, 2004 January 31, 2003
---------------------------------------------------------------------------
GROWTH PORTFOLIO:
Class A
  Net investment income                       $3,251,464       $3,783,570
  Net realized gains                                  --          516,544
---------------------------------------------------------------------------
  Total                                       $3,251,464       $4,300,114
---------------------------------------------------------------------------
Class B
  Net investment income                       $  807,767       $1,727,986
  Net realized gains                                  --          514,841
---------------------------------------------------------------------------
  Total                                       $  807,767       $2,242,827
---------------------------------------------------------------------------
Class L
  Net investment income                       $  191,075       $  230,440
  Net realized gains                                  --           68,678
---------------------------------------------------------------------------
  Total                                       $  191,075       $  299,118
---------------------------------------------------------------------------
BALANCED PORTFOLIO:
Class A
  Net investment income                       $4,183,532       $4,084,775
  Capital                                         61,005        1,111,568
---------------------------------------------------------------------------
  Total                                       $4,244,537       $5,196,343
---------------------------------------------------------------------------
Class B
  Net investment income                       $2,748,475       $2,712,405
  Capital                                         56,742        1,101,990
---------------------------------------------------------------------------
  Total                                       $2,805,217       $3,814,395
---------------------------------------------------------------------------
Class L
  Net investment income                       $  560,496       $  461,331
  Capital                                         11,257          188,344
---------------------------------------------------------------------------
  Total                                       $  571,753       $  649,675
---------------------------------------------------------------------------

                                                  Year Ended       Year Ended
                                               January 31, 2004 January 31, 2003
-------------------------------------------------------------------------------
CONSERVATIVE PORTFOLIO:
Class A
  Net investment income                           $1,858,936       $1,762,010
  Net realized gains                                      --           11,573
  Capital                                             48,083          422,930
-------------------------------------------------------------------------------
  Total                                           $1,907,019       $2,196,513
-------------------------------------------------------------------------------
Class B
  Net investment income                           $1,273,927       $1,192,332
  Net realized gains                                      --            9,531
  Capital                                             38,701          343,320
-------------------------------------------------------------------------------
  Total                                           $1,312,628       $1,545,183
-------------------------------------------------------------------------------
Class L
  Net investment income                           $  242,981       $  205,720
  Net realized gains                                      --            1,588
  Capital                                              7,232           57,281
-------------------------------------------------------------------------------
  Total                                           $  250,213       $  264,589
-------------------------------------------------------------------------------
INCOME PORTFOLIO:
Class A
  Net investment income                           $1,109,256       $1,126,721
  Capital                                             94,402          186,331
-------------------------------------------------------------------------------
  Total                                           $1,203,658       $1,313,052
-------------------------------------------------------------------------------
Class B
  Net investment income                           $  764,716       $  857,410
  Capital                                             74,102          159,633
-------------------------------------------------------------------------------
  Total                                           $  838,818       $1,017,043
-------------------------------------------------------------------------------
Class L
  Net investment income                           $  106,064       $  113,222
  Capital                                             10,195           21,160
-------------------------------------------------------------------------------
  Total                                           $  116,259       $  134,382
-------------------------------------------------------------------------------

For the years ended January 31, 2004 and 2003, the Global and High Growth Portfolios did not make any distributions.

7. Capital Shares

At January 31, 2004, the Company had 6.1 billion shares of capital stock authorized with a par value of $0.001 per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Funds and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

Transactions in shares of each class within each Fund were as follows:

                         Year Ended January 31, 2004 Year Ended January 31, 2003
                         --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
--------------------------------------------------------------------------------
GLOBAL PORTFOLIO:
Class A
 Shares sold                269,068   $  2,179,944      807,305   $  6,888,009
 Shares reacquired         (338,777)    (2,777,153)    (725,629)    (6,181,586)
--------------------------------------------------------------------------------
 Net Increase (Decrease)    (69,709)  $   (597,209)      81,676   $    706,423
--------------------------------------------------------------------------------
Class B
 Shares sold                166,122   $  1,320,663      210,067   $  1,653,395
 Shares reacquired         (182,002)    (1,441,412)    (217,652)    (1,731,137)
--------------------------------------------------------------------------------
 Net Decrease               (15,880)  $   (120,749)      (7,585)  $    (77,742)
--------------------------------------------------------------------------------
Class L
 Shares sold                 83,474   $    673,609       96,088   $    744,997
 Shares reacquired          (43,639)      (336,070)     (76,387)      (593,170)
--------------------------------------------------------------------------------
 Net Increase                39,835   $    337,539       19,701   $    151,827
--------------------------------------------------------------------------------
HIGH GROWTH PORTFOLIO:
Class A
 Shares sold              3,281,368   $ 36,169,777    3,750,012   $ 39,494,428
 Shares reacquired       (4,369,546)   (48,267,094)  (5,919,453)   (63,849,424)
--------------------------------------------------------------------------------
 Net Decrease            (1,088,178)  $(12,097,317)  (2,169,441)  $(24,354,996)
--------------------------------------------------------------------------------
Class B
 Shares sold              1,982,889   $ 21,240,030    2,571,620   $ 26,841,402
 Shares reacquired       (3,360,007)   (35,844,185)  (4,246,458)   (43,876,518)
--------------------------------------------------------------------------------
 Net Decrease            (1,377,118)  $(14,604,155)  (1,674,838)  $(17,035,116)
--------------------------------------------------------------------------------
Class L
 Shares sold                642,910   $  7,026,124      760,560   $  7,964,402
 Shares reacquired         (799,296)    (8,458,296)    (936,071)    (9,660,728)
--------------------------------------------------------------------------------
 Net Decrease              (156,386)  $ (1,432,172)    (175,511)  $ (1,696,326)
--------------------------------------------------------------------------------

                               Year Ended January 31, 2004 Year Ended January 31, 2003
                               --------------------------- --------------------------
                                 Shares        Amount        Shares        Amount
--------------------------------------------------------------------------------------
GROWTH PORTFOLIO:
Class A
 Shares sold                    3,168,222   $ 32,097,534    3,765,915   $ 36,611,503
 Shares issued on reinvestment    286,327      3,231,776      482,025      4,278,186
 Shares reacquired             (5,206,674)   (52,407,359)  (7,544,492)   (73,975,513)
--------------------------------------------------------------------------------------
 Net Decrease                  (1,752,125)  $(17,078,049)  (3,296,552)  $(33,085,824)
--------------------------------------------------------------------------------------
Class B
 Shares sold                    2,150,796   $ 21,810,379    2,624,018   $ 25,869,459
 Shares issued on reinvestment     69,920        793,483      246,840      2,206,279
 Shares reacquired             (4,846,671)   (48,644,842)  (6,427,976)   (62,442,703)
--------------------------------------------------------------------------------------
 Net Decrease                  (2,625,955)  $(26,040,980)  (3,557,118)  $(34,366,965)
--------------------------------------------------------------------------------------
Class L
 Shares sold                      682,399   $  6,965,230      777,817   $  7,611,700
 Shares issued on reinvestment     16,084        183,534       32,295        289,291
 Shares reacquired               (724,745)    (7,353,753)  (1,236,467)   (11,979,131)
--------------------------------------------------------------------------------------
 Net Decrease                     (26,262)  $   (204,989)    (426,355)  $ (4,078,140)
--------------------------------------------------------------------------------------
BALANCED PORTFOLIO:
Class A
 Shares sold                    2,889,884   $ 31,238,027    2,930,418   $ 30,053,628
 Shares issued on reinvestment    396,150      4,205,080      507,591      5,156,378
 Shares reacquired             (3,384,727)   (36,088,814)  (5,457,768)   (56,338,871)
--------------------------------------------------------------------------------------
 Net Decrease                     (98,693)  $   (645,707)  (2,019,759)  $(21,128,865)
--------------------------------------------------------------------------------------
Class B
 Shares sold                    1,621,643   $ 17,549,919    2,308,351   $ 24,191,649
 Shares issued on reinvestment    253,028      2,735,278      357,705      3,714,068
 Shares reacquired             (3,104,857)   (33,676,083)  (4,600,361)   (47,854,273)
--------------------------------------------------------------------------------------
 Net Decrease                  (1,230,186)  $(13,390,886)  (1,934,305)  $(19,948,556)
--------------------------------------------------------------------------------------
Class L
 Shares sold                      830,870   $  9,180,369      696,281   $  7,272,844
 Shares issued on reinvestment     48,348        525,950       58,206        604,036
 Shares reacquired               (530,796)    (5,785,394)    (794,786)    (8,247,881)
--------------------------------------------------------------------------------------
 Net Increase (Decrease)          348,422   $  3,920,925      (40,299)  $   (371,001)
--------------------------------------------------------------------------------------

                               Year Ended January 31, 2004 Year Ended January 31, 2003
                               --------------------------- --------------------------
                                 Shares        Amount        Shares        Amount
--------------------------------------------------------------------------------------
CONSERVATIVE PORTFOLIO:
Class A
 Shares sold                    1,480,337   $ 15,724,286    1,280,521   $ 12,959,809
 Shares issued on reinvestment    179,049      1,886,336      215,497      2,163,381
 Shares reacquired             (1,548,260)   (16,275,383)  (1,786,465)   (18,192,660)
--------------------------------------------------------------------------------------
 Net Increase (Decrease)          111,126   $  1,335,239     (290,447)  $ (3,069,470)
--------------------------------------------------------------------------------------
Class B
 Shares sold                      792,990   $  8,471,878      938,577   $  9,617,963
 Shares issued on reinvestment    117,600      1,256,204      146,210      1,487,182
 Shares reacquired               (959,848)   (10,232,975)  (1,199,491)   (12,196,111)
--------------------------------------------------------------------------------------
 Net Decrease                     (49,258)  $   (504,893)    (114,704)  $ (1,090,966)
--------------------------------------------------------------------------------------
Class L
 Shares sold                      276,134   $  2,957,134      331,108   $  3,382,577
 Shares issued on reinvestment     21,145        225,818       23,454        237,987
 Shares reacquired               (240,612)    (2,563,267)    (275,569)    (2,797,897)
--------------------------------------------------------------------------------------
 Net Increase                      56,667   $    619,685       78,993   $    822,667
--------------------------------------------------------------------------------------
INCOME PORTFOLIO:
Class A
 Shares sold                      973,683   $  9,667,621      831,303   $  8,037,474
 Shares issued on reinvestment    114,882      1,145,336      129,268      1,240,355
 Shares reacquired               (783,315)    (7,821,460)    (978,119)    (9,419,716)
--------------------------------------------------------------------------------------
 Net Increase (Decrease)          305,250   $  2,991,497      (17,548)  $   (141,887)
--------------------------------------------------------------------------------------
Class B
 Shares sold                      448,615   $  4,489,792      390,882   $  3,782,165
 Shares issued on reinvestment     76,342        767,028       94,950        917,877
 Shares reacquired               (522,747)    (5,229,371)    (603,354)    (5,824,473)
--------------------------------------------------------------------------------------
 Net Increase (Decrease)            2,210   $     27,449     (117,522)  $ (1,124,431)
--------------------------------------------------------------------------------------
Class L
 Shares sold                      161,793   $  1,623,202      166,571   $  1,601,239
 Shares issued on reinvestment      9,901         99,516       11,507        111,035
 Shares reacquired               (156,671)    (1,550,080)    (171,373)    (1,657,054)
--------------------------------------------------------------------------------------
 Net Increase                      15,023   $    172,638        6,705   $     55,220
--------------------------------------------------------------------------------------

8. Capital Loss Carryforward
At January 31, 2004, the Global, High Growth, Growth, Balanced, Conservative and Income Portfolios had, for Federal income tax purposes, unused capital loss carryforwards of approximately $1,039,000, $61,978,000, $44,297,000,
$4,822,000, $938,000 and $1,002,000, respectively, available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on January 31 of the years indicated below:

                         2009      2010        2011       2012
------------------------------------------------------------------
Global Portfolio             -- $   421,000 $  367,000 $   251,000
High Growth Portfolio        --  11,189,000  3,286,000  47,503,000
Growth Portfolio             --          --  4,501,000  39,796,000
Balanced Portfolio           --          --  1,772,000   3,050,000
Conservative Portfolio       --          --         --     938,000
Income Portfolio       $656,000          --         --     346,000
------------------------------------------------------------------

In addition, the Growth and Conservative Portfolios had capital losses of $2,842,117 and $44,753, respectively, realized after October 31, 2003, which were deferred for tax purposes to the first day of the following fiscal year.

9. Income Tax Information and Distributions to Shareholders
At January 31, 2004, the tax basis components of distributable earnings were:

                       Undistributed  Accumulated    Unrealized
                         Ordinary       Capital     Appreciation
                          Income        Losses     (Depreciation)
-----------------------------------------------------------------
Global Portfolio                --   $ (1,038,703)  $ (3,969,633)
High Growth Portfolio           --    (61,978,398)    61,400,313
Growth Portfolio        $1,331,532    (44,297,022)   (29,064,779)
Balanced Portfolio              --     (4,822,103)    (5,503,498)
Conservative Portfolio          --       (937,591)    (3,305,150)
Income Portfolio                --     (1,002,229)    (4,942,488)
-----------------------------------------------------------------

At January 31, 2004, the differences between book basis and tax basis unrealized appreciation and depreciation were attributable primarily to wash sale loss deferrals.

The tax character of distributions paid during the year ended January 31, 2004 was:

                        Ordinary  Return of
                         Income    Capital    Total
------------------------------------------------------
Growth Portfolio       $4,250,306       --  $4,250,306
Balanced Portfolio      7,492,503 $129,004   7,621,507
Conservative Portfolio  3,375,844   94,016   3,469,860
Income Portfolio        1,980,036  178,699   2,158,735
------------------------------------------------------

The tax character of distributions paid during the year ended January 31, 2003 was:

                        Ordinary    Long Term   Return of
                         Income   Capital Gains  Capital     Total
---------------------------------------------------------------------
Growth Portfolio       $5,741,996  $1,100,063           -- $6,842,059
Balanced Portfolio      7,258,511          --   $2,401,902  9,660,413
Conservative Portfolio  3,160,062      22,692      823,531  4,006,285
Income Portfolio        2,097,353          --      367,124  2,464,477
---------------------------------------------------------------------

For the years ended January 31, 2004 and 2003, the Global and High Growth Portfolios did not make any distributions.

10. Additional Information
The Funds have received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Funds' Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

11. Subsequent Event
Effective February 2, 2004, the 1.00% initial sales charge on Class L shares will no longer be imposed.

Financial Highlights
For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                          Class A Shares
                                          -----------------------------------------------
GLOBAL PORTFOLIO                          2004/(1)/ 2003/(1)/ 2002/(1)/ 2001/(1)/ 2000/(1)/
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year          $6.87    $ 8.87    $11.93    $13.67    $11.16
-----------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)/(2)(3)/       0.01     (0.03)    (0.03)     0.12      0.21
  Net realized and unrealized gain (loss)    2.99     (1.97)    (2.34)    (1.38)     2.54
----------------------------------------- -----------------------------------------------
Total Income (Loss) From Operations          3.00     (2.00)    (2.37)    (1.26)     2.75
----------------------------------------- -----------------------------------------------
Less Distributions From:
  Net investment income                        --        --        --     (0.12)    (0.20)
  Net realized gains                           --        --     (0.69)    (0.36)    (0.04)
----------------------------------------- -----------------------------------------------
Total Distributions                            --        --     (0.69)    (0.48)    (0.24)
----------------------------------------- -----------------------------------------------
Net Asset Value, End of Year                $9.87    $ 6.87    $ 8.87    $11.93    $13.67
----------------------------------------- -----------------------------------------------
Total Return/(4)/                           43.67%   (22.55)%  (20.21)%   (9.29)%   24.57%
----------------------------------------- -----------------------------------------------
Net Assets, End of Year (000's)           $18,442   $13,315   $16,452   $20,333   $18,133
----------------------------------------- -----------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)(5)/                           0.80%     0.80%     0.71%     0.60%     0.60%
  Net investment income (loss)               0.09     (0.34)    (0.30)     0.94      1.73
----------------------------------------- -----------------------------------------------
Portfolio Turnover Rate                         3%        8%       15%       10%        0%
----------------------------------------- -----------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) Net investment income (loss) per share includes short-term capital gain distributions from Underlying Funds.
(3) The investment manager waived all or a portion of its management fees for the three years ended January 31, 2004. In addition, the investment manager reimbursed expenses of $151,130 and $173,881 for the years ended January 31, 2004 and 2003, respectively. If such fees were not waived or expenses not reimbursed, the per share increases to net investment loss and expense ratios would have been as follows:

                       Increases to       Expense Ratios
                     Net Investment Loss Without Fee Waivers and/or
                         Per Share       Expense Reimbursements
                     -----------------   --------------------------
                     2004    2003   2002 2004     2003      2002
                     -----   ----- -----  -----    -----   -----
Class A Shares       $0.06   $0.06 $0.02 1.51%    1.61%    0.96%

(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.80%.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                   Class B Shares
                                                   -----------------------------------------------
GLOBAL PORTFOLIO                                   2004/(1)/ 2003/(1)/ 2002/(1)/ 2001/(1)/ 2000/(1)/
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                  $ 6.76    $ 8.78    $11.92    $13.65    $11.15
-------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)/(2)(3)/               (0.05)    (0.09)    (0.10)     0.02      0.10
  Net realized and unrealized gain (loss)             2.93     (1.93)    (2.35)    (1.36)     2.53
-------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                   2.88     (2.02)    (2.45)    (1.34)     2.63
-------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                 --        --        --     (0.03)    (0.09)
  Net realized gains                                    --        --     (0.69)    (0.36)    (0.04)
-------------------------------------------------------------------------------------------------
Total Distributions                                     --        --     (0.69)    (0.39)    (0.13)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                        $ 9.64    $ 6.76    $ 8.78    $11.92    $13.65
-------------------------------------------------------------------------------------------------
Total Return/(4)/                                    42.60%   (23.01)%  (20.93)%   (9.92)%   23.59%
-------------------------------------------------------------------------------------------------
Net Assets, End of Year (000's)                    $12,929    $9,174   $11,991   $15,200   $14,392
-------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)(5)/                                    1.55%     1.55%     1.46%     1.35%     1.35%
  Net investment income (loss)                       (0.65)    (1.09)    (1.05)     0.17      0.83
-------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                  3%        8%       15%       10%        0%
-------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) Net investment income (loss) per share includes short-term capital gain distributions from Underlying Funds.
(3) The investment manager waived all or a portion of its management fees for the three years ended January 31, 2004. In addition, the investment manager reimbursed expenses of $151,130 and $173,881 for the years ended January 31, 2004 and 2003, respectively. If such fees were not waived or expenses not reimbursed, the per share increases to net investment loss and expense ratios would have been as follows:

                                          Increases to       Expense Ratios
                                        Net Investment Loss Without Fee Waivers and/or
                                            Per Share       Expense Reimbursements
                                        -----------------   --------------------------
                                        2004     2003  2002 2004      2003     2002
                                        -----   ----- -----  -----   -----    -----
    Class B Shares                      $0.07   $0.07 $0.02 2.37%    2.47%    1.71%

(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.55%.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                          Class L Shares
                                          -----------------------------------------------
GLOBAL PORTFOLIO                          2004/(1)/ 2003/(1)/ 2002/(1)/ 2001/(1)/ 2000/(1)/
-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $ 6.76    $ 8.78    $11.91    $13.64    $11.14
-----------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)/(2)(3)/      (0.05)    (0.08)    (0.10)     0.05      0.30
  Net realized and unrealized gain (loss)    2.92     (1.94)    (2.34)    (1.39)     2.33
-----------------------------------------------------------------------------------------
Total Income (Loss) From Operations          2.87     (2.02)    (2.44)    (1.34)     2.63
-----------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                        --        --        --     (0.03)    (0.09)
  Net realized gains                           --        --     (0.69)    (0.36)    (0.04)
-----------------------------------------------------------------------------------------
Total Distributions                            --        --     (0.69)    (0.39)    (0.13)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Year               $ 9.63    $ 6.76    $ 8.78    $11.91    $13.64
-----------------------------------------------------------------------------------------
Total Return/(4)/                           42.46%   (23.01)%  (20.86)%   (9.93)%   23.61%
-----------------------------------------------------------------------------------------
Net Assets, End of Year (000's)            $2,223    $1,290    $1,504    $1,473      $758
-----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)(5)/                           1.55%     1.55%     1.47%     1.35%     1.35%
  Net investment income (loss)              (0.56)    (1.06)    (1.02)     0.36      2.36
-----------------------------------------------------------------------------------------
Portfolio Turnover Rate                         3%        8%       15%       10%        0%
-----------------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.
(2)Net investment income (loss) per share includes short-term capital gain distributions from Underlying Funds.
(3)The investment manager waived all or a portion of its management fees for the three years ended January 31, 2004. In addition, the investment manager reimbursed expenses of $151,130 and $173,881 for the years ended January 31, 2004 and 2003, respectively. If such fees were not waived or expenses not reimbursed, the per share increases to net investment loss and expense ratios would have been as follows:

                                Increases to       Expense Ratios
                              Net Investment Loss Without Fee Waivers and/or
                                  Per Share       Expense Reimbursements
                              -----------------   --------------------------
                              2004    2003  2002  2004     2003     2002
                              -----   ----- -----  -----    -----    -----
               Class L Shares $0.04   $0.04 $0.02 2.02%    2.07%    1.72%

(4)Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5)As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.55%.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                             Class A Shares
                                          ----------------------------------------------------
HIGH GROWTH PORTFOLIO                     2004/(1)/ 2003/(1)/  2002/(1)/  2001/(1)/  2000/(1)/
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year          $ 9.22    $12.12     $15.11     $16.81     $14.86
----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)/(2)(3)/        0.00*    (0.01)      0.04       0.66       0.54
  Net realized and unrealized gain (loss)     4.09     (2.89)     (2.46)     (0.85)      2.29
----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           4.09     (2.90)     (2.42)     (0.19)      2.83
----------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                         --        --      (0.00)*    (0.67)     (0.53)
  Net realized gains                            --        --      (0.57)     (0.84)     (0.35)
----------------------------------------------------------------------------------------------
Total Distributions                             --        --      (0.57)     (1.51)     (0.88)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Year                $13.31    $ 9.22     $12.12     $15.11     $16.81
----------------------------------------------------------------------------------------------
Total Return/(4)/                            44.36%   (23.93)%   (16.25)%    (0.94)%    18.97%
----------------------------------------------------------------------------------------------
Net Assets, End of Year (000's)           $358,644  $258,430   $366,092   $452,084   $441,050
----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)(5)/                            0.80%     0.80%      0.71%      0.60%      0.60%
  Net investment income (loss)                0.04     (0.07)      0.33       3.90       3.44
----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          4%        0%         5%         9%         2%
----------------------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.
(2)Net investment income (loss) per share includes short-term capital gain distributions from Underlying Funds.
(3)The investment manager waived all or a portion of its management fees for the three years ended January 31, 2004. In addition, the investment manager reimbursed expenses of $569,803 and $1,634,062 for the years ended January 31, 2004 and 2003, respectively. If such fees were not waived or expenses not reimbursed, the per share effect on net investment income (loss) and expense ratios would have been as follows:

                             Decrease (Increase) to   Expense Ratios
                               Net Investment        Without Fee Waivers and/or
                             Income (Loss) Per Share Expense Reimbursements
                             ----------------------- --------------------------
                             2004     2003     2002  2004     2003      2002
                              -----  ------   -----   -----    -----   -----
              Class A Shares $0.03   $(0.06)  $0.02  1.15%    1.35%    0.88%

(4)Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5)As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.80%.
 * Amount represents less than $0.01 per share.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                             Class B Shares
                                          ----------------------------------------------------
HIGH GROWTH PORTFOLIO                     2004/(1)/ 2003/(1)/   2002/(1)/ 2001/(1)/  2000/(1)/
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year          $ 9.06    $12.01     $15.08     $16.74     $14.81
----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)/(2)(3)/       (0.08)    (0.09)     (0.05)      0.52       0.41
  Net realized and unrealized gain (loss)     4.01     (2.86)     (2.45)     (0.82)      2.26
----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           3.93     (2.95)     (2.50)     (0.30)      2.67
----------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                         --        --         --      (0.52)     (0.39)
  Net realized gains                            --        --      (0.57)     (0.84)     (0.35)
----------------------------------------------------------------------------------------------
Total Distributions                             --        --      (0.57)     (1.36)     (0.74)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Year                $12.99    $ 9.06     $12.01     $15.08     $16.74
----------------------------------------------------------------------------------------------
Total Return/(4)/                            43.38%   (24.56)%   (16.83)%    (1.65)%    18.01%
----------------------------------------------------------------------------------------------
Net Assets, End of Year (000's)           $278,172  $206,591   $293,784   $367,656   $375,224
----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)(5)/                            1.55%     1.55%      1.46%      1.35%      1.35%
  Net investment income (loss)               (0.71)    (0.82)     (0.42)      3.10       2.65
----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          4%        0%         5%         9%         2%
----------------------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.
(2)Net investment income (loss) per share includes short-term capital gain distributions from Underlying Funds.
(3)The investment manager waived all or a portion of its management fees for the three years ended January 31, 2004. In addition, the investment manager reimbursed expenses of $569,803 and $1,634,062 for the years ended January 31, 2004 and 2003, respectively. If such fees were not waived or expenses not reimbursed, the per share increases to net investment loss and expense ratios would have been as follows:

                                        Increases to       Expense Ratios
                                      Net Investment Loss Without Fee Waivers and/or
                                          Per Share       Expense Reimbursements
                                      -----------------   --------------------------
                                      2004    2003   2002 2004     2003      2002
                                      -----   ----- -----  -----    -----   -----
       Class B Shares                 $0.03   $0.04 $0.02 1.82%    2.01%    1.62%

(4)Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5)As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.55%.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                           Class L Shares
                                          -----------------------------------------------
HIGH GROWTH PORTFOLIO                     2004/(1)/ 2003/(1)/ 2002/(1)/ 2001/(1)/ 2000/(1)/
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $ 9.08    $12.01    $15.09    $16.75    $14.81
-----------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)/(2)/         (0.05)    (0.08)    (0.05)     0.54      0.43
  Net realized and unrealized gain (loss)    4.01     (2.85)    (2.46)    (0.84)     2.25
-----------------------------------------------------------------------------------------
Total Income (Loss) From Operations          3.96     (2.93)    (2.51)    (0.30)     2.68
-----------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                        --        --        --     (0.52)    (0.39)
  Net realized gains                           --        --     (0.57)    (0.84)    (0.35)
-----------------------------------------------------------------------------------------
Total Distributions                            --        --     (0.57)    (1.36)    (0.74)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Year               $13.04    $ 9.08    $12.01    $15.09    $16.75
-----------------------------------------------------------------------------------------
Total Return                                43.61%   (24.40)%  (16.88)%   (1.65)%   18.08%
-----------------------------------------------------------------------------------------
Net Assets, End of Year (000's)           $42,824   $31,232   $43,455   $51,092   $45,979
-----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)/                              1.30%     1.47%     1.44%     1.35%     1.35%
  Net investment income (loss)              (0.46)    (0.75)    (0.40)     3.21      2.74
-----------------------------------------------------------------------------------------
Portfolio Turnover Rate                         4%        0%        5%        9%        2%
-----------------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.
(2)Net investment income (loss) per share includes short-term capital gain distributions from Underlying Funds.
(3)As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.55%.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                Class A Shares
                                              ---------------------------------------------------
GROWTH PORTFOLIO                              2004/(1)/ 2003/(1)/  2002/(1)/  2001/(1)/ 2000/(1)/
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year              $ 8.75    $10.89     $13.64     $15.11    $14.43
------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(2)(3)/                   0.13      0.13       0.22       0.58      0.47
  Net realized and unrealized gain (loss)         2.90     (2.12)     (2.04)     (0.57)     1.05
------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               3.03     (1.99)     (1.82)      0.01      1.52
------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          (0.12)    (0.13)     (0.24)     (0.60)    (0.49)
  Net realized gains                                --     (0.02)     (0.69)     (0.88)    (0.35)
------------------------------------------------------------------------------------------------
Total Distributions                              (0.12)    (0.15)     (0.93)     (1.48)    (0.84)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                    $11.66    $ 8.75     $10.89     $13.64    $15.11
------------------------------------------------------------------------------------------------
Total Return/(4)/                                34.67%   (18.32)%   (13.56)%     0.21%    10.53%
------------------------------------------------------------------------------------------------
Net Assets, End of Year (000's)               $321,089  $256,146   $354,879   $432,596  $432,580
------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)(5)/                                0.80%     0.80%      0.76%      0.60%     0.60%
  Net investment income                           1.27      1.30       1.81       3.91      3.23
------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              0%        1%         6%         9%        2%
------------------------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.
(2)Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(3)The investment manager waived all or a portion of its management fees for the two years ended January 31, 2004. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been:

                                       Decreases to
                                       Net Investment Income Expense Ratios
                                        Per Share            Without Fee Waivers
                                       --------------------- -------------------
                                       2004       2003       2004      2003
                                         -----      -----      -----     -----
                  Class A Shares       $0.01      $0.03      0.93%     1.03%

(4)Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total would be reduced.
(5)As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.80%.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                             Class B Shares
                                          ----------------------------------------------------
GROWTH PORTFOLIO                          2004/(1)/ 2003/(1)/  2002/(1)/  2001/(1)/  2000/(1)/
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year          $ 8.82    $10.98     $13.74     $15.18     $14.48
----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(2)(3)/               0.05      0.05       0.13       0.47       0.36
  Net realized and unrealized gain (loss)     2.93     (2.13)     (2.05)     (0.57)      1.03
----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           2.98     (2.08)     (1.92)     (0.10)      1.39
----------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                      (0.03)    (0.06)     (0.15)     (0.46)     (0.34)
  Net realized gains                            --     (0.02)     (0.69)     (0.88)     (0.35)
----------------------------------------------------------------------------------------------
Total Distributions                          (0.03)    (0.08)     (0.84)     (1.34)     (0.69)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Year                $11.77    $ 8.82     $10.98     $13.74     $15.18
----------------------------------------------------------------------------------------------
Total Return/(4)/                            33.81%   (18.98)%   (14.17)%    (0.56)%     9.61%
----------------------------------------------------------------------------------------------
Net Assets, End of Year (000's)           $306,251  $252,783   $353,777   $453,823   $486,164
----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)(5)/                            1.55%     1.55%      1.49%      1.35%      1.35%
  Net investment income                       0.52      0.55       1.08       3.11       2.43
----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          0%        1%         6%         9%         2%
----------------------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.
(2)Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(3)The investment manager waived all or a portion of its management fees for the two years ended January 31, 2004. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been:

                                    Decreases to
                                    Net Investment Income Expense Ratios
                                     Per Share            Without Fee Waivers
                                    --------------------- -------------------
                                    2004       2003       2004      2003
                                      -----      -----      -----     -----
                     Class B Shares $0.01      $0.01      1.60%     1.69%

(4)Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5)As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.55%.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                          Class L Shares
                                          -----------------------------------------------
GROWTH PORTFOLIO                          2004/(1)/ 2003/(1)/ 2002/(1)/ 2001/(1)/ 2000/(1)/
-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $ 8.83    $11.00    $13.74    $15.19    $14.48
-----------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(2)/                 0.07      0.06      0.14      0.47      0.35
  Net realized and unrealized gain (loss)    2.93     (2.15)    (2.04)    (0.58)     1.05
-----------------------------------------------------------------------------------------
Total Income (Loss) From Operations          3.00     (2.09)    (1.90)    (0.11)     1.40
-----------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                     (0.05)    (0.06)    (0.15)    (0.46)    (0.34)
  Net realized gains                           --     (0.02)    (0.69)    (0.88)    (0.35)
-----------------------------------------------------------------------------------------
Total Distributions                         (0.05)    (0.08)    (0.84)    (1.34)    (0.69)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Year               $11.78    $ 8.83    $11.00    $13.74    $15.19
-----------------------------------------------------------------------------------------
Total Return                                33.99%   (19.03)%  (14.01)%   (0.62)%    9.68%
-----------------------------------------------------------------------------------------
Net Assets, End of Year (000's)           $44,950   $33,933   $46,933   $55,586   $57,596
-----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)/                              1.38%     1.54%     1.41%     1.35%     1.35%
  Net investment income                      0.70      0.57      1.17      3.12      2.39
-----------------------------------------------------------------------------------------
Portfolio Turnover Rate                         0%        1%        6%        9%        2%
-----------------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.
(2)Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(3)As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.55%.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                             Class A Shares
                                          ----------------------------------------------------
BALANCED PORTFOLIO                        2004/(1)/  2003/(1)/  2002/(1)/  2001/(1)/ 2000/(1)/
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year          $ 9.86     $10.93     $12.38     $12.58    $12.95
----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(2)(3)/               0.26       0.22       0.41       0.58      0.45
  Net realized and unrealized gain (loss)     1.91      (0.99)     (0.98)      0.55      0.10
----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           2.17      (0.77)     (0.57)      1.13      0.55
----------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                      (0.26)     (0.24)     (0.49)     (0.63)    (0.46)
  Net realized gains                            --         --      (0.39)     (0.70)    (0.46)
  Capital                                    (0.00)*    (0.06)        --         --        --
----------------------------------------------------------------------------------------------
Total Distributions                          (0.26)     (0.30)     (0.88)     (1.33)    (0.92)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Year                $11.77     $ 9.86     $10.93     $12.38    $12.58
----------------------------------------------------------------------------------------------
Total Return/(4)/                            22.32%     (7.12)%    (4.58)%     9.42%     4.37%
----------------------------------------------------------------------------------------------
Net Assets, End of Year (000's)           $195,214   $164,473   $204,437   $220,781  $222,275
----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)(5)/                            0.76%      0.80%      0.67%      0.60%     0.60%
  Net investment income                       2.40       2.12       3.52       4.61      3.54
----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          1%         1%         1%         5%        4%
----------------------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.
(2)Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(3)The investment manager waived all or a portion of its management fees for the year ended January 31, 2003. If such fees were not waived, the per share decrease to net investment income would have been less than $0.01 and the actual expense ratio would have been 0.81%.
(4)Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and expense reimbursements, the total return would have been reduced.
(5)As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.80%.
* Amount represents less than $0.01 per share.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                 Class B Shares
                                              ----------------------------------------------------
BALANCED PORTFOLIO                            2004/(1)/  2003/(1)/  2002/(1)/  2001/(1)/ 2000/(1)/
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year              $10.08     $11.17     $12.55     $12.64    $12.95
-------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(2)/                      0.18       0.15       0.33       0.49      0.35
  Net realized and unrealized gain (loss)         1.95      (1.02)     (0.99)      0.56      0.09
-------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               2.13      (0.87)     (0.66)      1.05      0.44
-------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          (0.18)     (0.16)     (0.33)     (0.44)    (0.29)
  Net realized gains                                --         --      (0.39)     (0.70)    (0.46)
  Capital                                        (0.00)*    (0.06)        --         --        --
-------------------------------------------------------------------------------------------------
Total Distributions                              (0.18)     (0.22)     (0.72)     (1.14)    (0.75)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                    $12.03     $10.08     $11.17     $12.55    $12.64
-------------------------------------------------------------------------------------------------
Total Return                                     21.39%     (7.79)%    (5.29)%     8.66%     3.48%
-------------------------------------------------------------------------------------------------
Net Assets, End of Year (000's)               $176,633   $160,381   $199,381   $226,548  $238,456
-------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)/                                   1.53%      1.52%      1.42%      1.35%     1.35%
  Net investment income                           1.63       1.40       2.77       3.83      2.75
-------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              1%         1%         1%         5%        4%
-------------------------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.
(2)Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(3)As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.55%.
 * Amount represents less than $0.01 per share.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                          Class L Shares
                                          -----------------------------------------------
BALANCED PORTFOLIO                        2004/(1)/ 2003/(1)/ 2002/(1)/ 2001/(1)/ 2000/(1)/
-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $10.09    $11.17    $12.55    $12.64    $12.94
-----------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(2)/                 0.19      0.16      0.33      0.50      0.36
  Net realized and unrealized gain (loss)    1.96     (1.02)    (0.99)     0.55      0.09
-----------------------------------------------------------------------------------------
Total Income (Loss) From Operations          2.15     (0.86)    (0.66)     1.05      0.45
-----------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                     (0.19)    (0.16)    (0.33)    (0.44)    (0.29)
  Net realized gains                           --        --     (0.39)    (0.70)    (0.46)
  Capital                                   (0.00)*   (0.06)       --        --        --
-----------------------------------------------------------------------------------------
Total Distributions                         (0.19)    (0.22)    (0.72)    (1.14)    (0.75)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Year               $12.05    $10.09    $11.17    $12.55    $12.64
-----------------------------------------------------------------------------------------
Total Return                                21.53%    (7.71)%   (5.28)%    8.67%     3.56%
-----------------------------------------------------------------------------------------
Net Assets, End of Year (000's)           $38,777   $28,972   $32,525   $35,202   $33,989
-----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)/                              1.48%     1.43%     1.37%     1.35%     1.35%
  Net investment income                      1.69      1.51      2.82      3.89      2.76
-----------------------------------------------------------------------------------------
Portfolio Turnover Rate                         1%        1%        1%        5%        4%
-----------------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.
(2)Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(3)As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.55%.
 * Amount represents less than $0.01 per share.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                          Class A Shares
                                          -----------------------------------------------
CONSERVATIVE PORTFOLIO                    2004/(1)/ 2003/(1)/ 2002/(1)/ 2001/(1)/ 2000/(1)/
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $ 9.94    $10.59    $11.51    $11.47    $12.04
-------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(2)/                 0.36      0.32      0.53      0.67      0.56
  Net realized and unrealized gain (loss)    1.42     (0.55)    (0.81)     0.31     (0.33)
-------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          1.78     (0.23)    (0.28)     0.98      0.23
-------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                     (0.37)    (0.34)    (0.61)    (0.73)    (0.55)
  Net realized gains                           --     (0.00)*   (0.03)    (0.21)    (0.25)
  Capital                                   (0.00)*   (0.08)       --        --        --
-------------------------------------------------------------------------------------------
Total Distributions                         (0.37)    (0.42)    (0.64)    (0.94)    (0.80)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $11.35    $ 9.94    $10.59    $11.51    $11.47
-------------------------------------------------------------------------------------------
Total Return                                18.28%    (2.18)%   (2.33)%    8.91%     1.96%
-------------------------------------------------------------------------------------------
Net Assets, End of Year (000's)           $60,332   $51,769   $58,176   $62,582   $70,327
-----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)/                              0.74%     0.77%     0.70%     0.60%     0.60%
  Net investment income                      3.40      3.12      4.84      5.84      4.76
-------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         7%        2%        1%        1%        3%
-------------------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.
(2)Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(3)As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.80%.
 * Amount represents less than $0.01 per share.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                    Class B Shares
                                    -----------------------------------------------
CONSERVATIVE PORTFOLIO              2004/(1)/ 2003/(1)/ 2002/(1)/ 2001/(1)/ 2000/(1)/
-----------------------------------------------------------------------------------
Net Asset Value, Beginning of Year   $10.08    $10.72    $11.60    $11.50    $12.02
-----------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(2)/           0.31      0.27      0.48      0.61      0.51
  Net realized and unrealized gain
    (loss)                             1.43     (0.55)    (0.82)     0.31     (0.33)
-----------------------------------------------------------------------------------
Total Income (Loss) From Operations    1.74     (0.28)    (0.34)     0.92      0.18
-----------------------------------------------------------------------------------
Less Distributions From:
  Net investment income               (0.32)    (0.28)    (0.51)    (0.61)    (0.45)
  Net realized gains                     --     (0.00)*   (0.03)    (0.21)    (0.25)
  Capital                             (0.00)*   (0.08)       --        --        --
-----------------------------------------------------------------------------------
Total Distributions                   (0.32)    (0.36)    (0.54)    (0.82)    (0.70)
-----------------------------------------------------------------------------------
Net Asset Value, End of Year         $11.50    $10.08    $10.72    $11.60    $11.50
-----------------------------------------------------------------------------------
Total Return                          17.53%    (2.57)%   (2.84)%    8.33%     1.50%
-----------------------------------------------------------------------------------
Net Assets, End of Year (000's)     $47,401   $42,027   $45,937   $52,197   $64,910
-----------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)/                        1.27%     1.29%     1.21%     1.10%     1.10%
  Net investment income                2.88      2.61      4.33      5.30      4.29
-----------------------------------------------------------------------------------
Portfolio Turnover Rate                   7%        2%        1%        1%        3%
-----------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.
(2)Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(3)As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.30%.
 * Amount represents less than $0.01 per share.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                          Class L Shares
                                          -----------------------------------------------
CONSERVATIVE PORTFOLIO                    2004/(1)/ 2003/(1)/ 2002/(1)/ 2001/(1)/ 2000/(1)/
-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $10.06    $10.71    $11.59    $11.50    $12.02
-----------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(2)(3)/              0.31      0.28      0.49      0.64      0.51
  Net realized and unrealized gain (loss)    1.44     (0.56)    (0.82)     0.29     (0.32)
-----------------------------------------------------------------------------------------
Total Income (Loss) From Operations          1.75     (0.28)    (0.33)     0.93      0.19
-----------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                     (0.33)    (0.29)    (0.52)    (0.63)    (0.46)
  Net realized gains                           --     (0.00)*   (0.03)    (0.21)    (0.25)
  Capital                                   (0.00)*   (0.08)       --        --        --
-----------------------------------------------------------------------------------------
Total Distributions                         (0.33)    (0.37)    (0.55)    (0.84)    (0.71)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Year               $11.48    $10.06    $10.71    $11.59    $11.50
-----------------------------------------------------------------------------------------
Total Return/(4)/                           17.65%    (2.58)%   (2.76)%    8.35%     1.59%
-----------------------------------------------------------------------------------------
Net Assets, End of Year (000's)            $9,174    $7,472    $7,105    $7,530    $6,952
-----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)(5)/                           1.25%     1.23%     1.14%     1.05%     1.05%
  Net investment income                      2.89      2.69      4.41      5.49      4.34
-----------------------------------------------------------------------------------------
Portfolio Turnover Rate                         7%        2%        1%        1%        3%
-----------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) The investment manager waived all or a portion of its management fees for the year ended January 31, 2004. If such fees were not waived, the per share decrease to net investment income would have been less than $0.01 and the actual expense ratio would have been 1.34%.
(3) Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.25%.
 *  Amount represents less than $0.01 per share.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                           Class A Shares
                                          --------------------------------------------------------
INCOME PORTFOLIO                          2004/(1)/        2003/(1)/ 2002/(1)/ 2001/(1)/ 2000/(1)/
----------------------------------------- ------------------------------------------------
Net Asset Value, Beginning of Year         $ 9.59           $ 9.95    $10.65    $10.64    $11.50
------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(2)(3)/              0.43             0.42      0.63      0.72      0.64
  Net realized and unrealized gain (loss)    0.79            (0.24)    (0.72)     0.07     (0.76)
------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          1.22             0.18     (0.09)     0.79     (0.12)
------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                     (0.43)           (0.46)    (0.61)    (0.76)    (0.63)
  Net realized gains                           --               --        --     (0.02)    (0.11)
  Capital                                   (0.04)           (0.08)       --        --        --
------------------------------------------------------------------------------------------
Total Distributions                         (0.47)           (0.54)    (0.61)    (0.78)    (0.74)
------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $10.34           $ 9.59    $ 9.95    $10.65    $10.64
------------------------------------------------------------------------------------------
Total Return/(4)/                           13.02%            2.00%    (0.80)%    7.74%    (1.04)%
------------------------------------------------------------------------------------------
Net Assets, End of Year (000's)           $27,538          $22,612   $23,640   $26,354   $32,111
------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)(5)/                           0.77%            0.80%     0.74%     0.60%     0.60%
  Net investment income                      4.34             4.36      6.14      6.80      5.78
------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         4%               5%        3%        0%        4%
------------------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.
(2)Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(3)The investment manager waived all or a portion of its management fees for the year ended January 31, 2003. If such fees were not waived, the per share decrease to net investment income would have been less than $0.01 and the actual expense ratio would have been 0.82%.
(4)Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5)As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.80%.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                          Class B Shares
                                          -------------------------------------------------
INCOME PORTFOLIO                          2004/(1)/ 2003/(1)/ 2002/(1)/ 2001/(1)/ 2000/(1)/
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $ 9.66    $10.02    $10.72    $10.65    $11.50
----------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(2)(3)/              0.38      0.37      0.58      0.67      0.59
  Net realized and unrealized gain (loss)    0.80     (0.24)    (0.73)     0.07     (0.75)
----------------------------------------------------------------------------------------
Total Income (Loss) From Operations          1.18      0.13     (0.15)     0.74     (0.16)
----------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                     (0.38)    (0.41)    (0.55)    (0.65)    (0.58)
  Net realized gains                           --        --        --     (0.02)    (0.11)
  Capital                                   (0.04)    (0.08)       --        --        --
----------------------------------------------------------------------------------------
Total Distributions                         (0.42)    (0.49)    (0.55)    (0.67)    (0.69)
----------------------------------------------------------------------------------------
Net Asset Value, End of Year               $10.42    $ 9.66    $10.02    $10.72    $10.65
----------------------------------------------------------------------------------------
Total Return/(4)/                           12.43%     1.44%    (1.35)%    7.21%    (1.47)%
----------------------------------------------------------------------------------------
Net Assets, End of Year (000's)           $20,863   $19,320   $21,210   $22,799   $28,302
----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)(5)/                           1.30%     1.30%     1.26%     1.10%     1.10%
  Net investment income                      3.80      3.85      5.62      6.29      5.27
----------------------------------------------------------------------------------------
Portfolio Turnover Rate                         4%        5%        3%        0%        4%
----------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(3) The investment manager waived all or a portion of its management fees for the two years ended January 31, 2004. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been:

                                   Decreases to
                                   Net Investment Income Expense Ratios
                                     Per Share           Without Fee Waivers
                                   --------------------- -------------------
                                    2004       2003      2004      2003
                                     ------     ------     -----     -----
                    Class B Shares $0.00*     $0.00*     1.32%     1.37%

(4)Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5)As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.30%.
 * Amount represents less than $0.01 per share.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                          Class L Shares
                                          --------------------------------------------------
INCOME PORTFOLIO                          2004/(1)/ 2003/(1)/  2002/(1)/ 2001/(1)/ 2000/(1)/
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $ 9.65    $10.01    $10.71     $10.65    $11.50
----------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(2)(3)/              0.38      0.38      0.58       0.68      0.60
  Net realized and unrealized gain (loss)    0.80     (0.24)    (0.72)      0.06     (0.76)
----------------------------------------------------------------------------------------
Total Income (Loss) From Operations          1.18      0.14     (0.14)      0.74     (0.16)
----------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                     (0.38)    (0.42)    (0.56)     (0.66)    (0.58)
  Net realized gains                           --        --        --      (0.02)    (0.11)
  Capital                                   (0.04)    (0.08)       --         --        --
----------------------------------------------------------------------------------------
Total Distributions                         (0.42)    (0.50)    (0.56)     (0.68)    (0.69)
----------------------------------------------------------------------------------------
Net Asset Value, End of Year               $10.41    $ 9.65    $10.01     $10.71    $10.65
----------------------------------------------------------------------------------------
Total Return/(4)/                           12.49%     1.49%    (1.29)%     7.22%    (1.42)%
----------------------------------------------------------------------------------------
Net Assets, End of Year (000's)            $3,225    $2,844    $2,882     $3,229    $3,698
----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)(5)/                           1.25%     1.25%     1.25%      1.05%     1.05%
  Net investment income                      3.84      3.93      5.65       6.35      5.36
----------------------------------------------------------------------------------------
Portfolio Turnover Rate                         4%        5%        3%         0%        4%
----------------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.
(2)Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(3)The investment manager waived all or a portion of its management fees for the three years ended January 31, 2004. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been as follows:


                                Decreases to        Expense Ratios
                             Net Investment Income Without Fee Waivers and/or
                                 Per Share         Expense Reimbursements
                             --------------------  --------------------------
                             2004   2003    2002   2004     2003      2002
                             -----  -----  -----    -----    -----   -----
              Class L Shares $0.02  $0.04  $0.00*  1.51%    1.62%    1.29%
(4)Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5)As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.25%.
 * Amount represents less than $0.01 per share.

Independent Auditors' Report

The Shareholders and Board of Directors of Smith Barney Allocation Series Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Global, High Growth, Growth, Balanced, Conservative, and Income Portfolios ("Funds") of Smith Barney Allocation Series Inc. ("Company") as of January 31, 2004 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2004, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Funds of the Company as of January 31, 2004, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                     /s/ KPMG LLP

New York, New York
March 10, 2004

Additional Information (unaudited)
Information about Directors and Officers
The business and affairs of the Smith Barney Allocation Series Inc. ("Company") are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Company is set forth below. The Statement of Additional Information includes additional information about Company Directors and is available, without charge, upon request by calling the Company's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010) or the Company's sub-transfer agent (Primerica Shareholder Services at 1-800-544-5445).

                                             Term of                            Number of
                                             Office*                           Portfolios
                                               and                               in Fund
                                 Position(s) Length                              Complex        Other Board
                                  Held with  of Time  Principal Occupation(s)   Overseen        Memberships
  Name, Address and Age            Company   Served     During Past 5 Years    by Director    Held by Director
  ---------------------          ----------- ------- ------------------------- ----------- ----------------------
  Non-Interested Directors:
  H. John Ellis                   Director    Since  Retired                       28               None
  858 East Crystal Downs Drive                1996
  Frankfort, MI 49635
  Age 76
  Armon E. Kamesar                Director    Since  Chairman, TEC                 28      Inter Ocean Systems
  7328 Country Club Drive                     1995   International; Trustee,               Inc.
  LaJolla, CA 92037                                  U.S. Bankruptcy Court
  Age 75
  Stephen E. Kaufman              Director    Since  Attorney                      55               None
  Stephen E. Kaufman PC Co.                   1995
  277 Park Avenue, 47th Floor
  New York, NY 10172
  Age 71
  John J. Murphy                  Director    Since  President, Murphy Capital     28      Barclays International
  123 Prospect Street                         2002   Management                            Funds Group Ltd. and
  Ridgewood, NJ 07450                                                                      affiliated companies
  Age 59

                                                      Term of                                  Number of
                                                      Office*                                 Portfolios
                                                        and                                     in Fund
                                        Position(s)   Length                                    Complex     Other Board
                                         Held with    of Time     Principal Occupation(s)      Overseen     Memberships
  Name, Address and Age                   Company     Served        During Past 5 Years       by Director Held by Director
  ---------------------                -------------- ------- ------------------------------- ----------- ----------------
  Interested Directors:
  R. Jay Gerken, CFA**                 Chairman,       Since  Managing Director of                221           None
  Citigroup Asset Management ("CAM")   President and   2002   Citigroup Global Markets Inc.
  399 Park Avenue, 4th Floor           Chief                  ("CGM"); Chairman,
  New York, NY 10022                   Executive              President and Chief
  Age 52                               Officer                Executive Officer of Smith
                                                              Barney Fund Management
                                                              LLC ("SBFM"), Travelers
                                                              Investment Adviser, Inc.
                                                              ("TIA") and Citi Fund
                                                              Management Inc. ("CFM");
                                                              President and Chief
                                                              Executive Officer of certain
                                                              mutual funds associated with
                                                              Citigroup Inc. ("Citigroup");
                                                              Formerly, Portfolio Manager
                                                              of Smith Barney Allocation
                                                              Series Inc. (from 1996 to
                                                              2001) and Smith Barney
                                                              Growth and Income Fund
                                                              (from 1996 to 2000)
  Officers:
  Andrew B. Shoup                      Senior Vice     Since  Director of CAM; Senior Vice        N/A           N/A
  CAM                                  President and   2003   President and Chief
  125 Broad Street, 11th Floor         Chief                  Administrative Officer of
  New York, NY 10004                   Administrative         mutual funds associated with
  Age 47                               Officer                Citigroup; Treasurer of certain
                                                              mutual funds associated with
                                                              Citigroup; Head of
                                                              International Funds
                                                              Administration of CAM (from
                                                              2001 to 2003); Director of
                                                              Global Funds Administration
                                                              of CAM (from 2000 to
                                                              2001); Head of U.S. Citibank
                                                              Funds Administration of CAM
                                                              (from 1998 to 2000)

                                                       Term of                                  Number of
                                                       Office*                                 Portfolios
                                                         and                                     in Fund
                                        Position(s)    Length                                    Complex     Other Board
                                         Held with     of Time     Principal Occupation(s)      Overseen     Memberships
  Name, Address and Age                   Company      Served        During Past 5 Years       by Director Held by Director
---------------------                 ---------------- ------- ------------------------------- ----------- ----------------
  Richard L. Peteka                   Chief Financial   Since  Director of CGM; Chief              N/A           N/A
  CAM                                 Officer and       2002   Financial Officer and Treasurer
  125 Broad Street, 11th Floor        Treasurer                of certain mutual funds
  New York, NY 10004                                           associated with Citigroup;
  Age 42                                                       Director and Head of Internal
                                                               Control for CAM U.S. Mutual
                                                               Fund Administration (from
                                                               1999 to 2002); Vice
                                                               President, Head of Mutual
                                                               Fund Administration and
                                                               Treasurer at Oppenheimer
                                                               Capital (from 1996 to 1999)
  Steven Bleiberg CAM                 Vice President    Since  Managing Director of CAM;           N/A           N/A
  399 Park Avenue, 4th Floor          and Investment    2003   Managing Director and
  New York, NY 10022                  Officer                  Chairman of the Global Equity
  Age 44                                                       Strategy Group, Credit Suisse
                                                               Asset Management (from
                                                               1991 to 2003)
  Andrew Beagley                      Chief Anti-Money  Since  Director of CGM (since 2000);       N/A           N/A
  CAM                                 Laundering        2002   Director of Compliance, North
  399 Park Avenue, 4th Floor          Compliance               America, CAM (since 2000);
  New York, NY 10022                  Officer                  Chief Anti-Money Laundering
  Age 40                                                       Compliance Officer and Vice
                                                               President of certain mutual
                                                               funds associated with
                                                               Citigroup; Director of
                                                               Compliance, Europe, the
                                                               Middle East and Africa, CAM
                                                               (from 1999 to 2000);
                                                               Compliance Officer, Salomon
                                                               Brothers Asset Management
                                                               Limited, Smith Barney Global
                                                               Capital Management Inc.,
                                                               Salomon Brothers Asset
                                                               Management Asia Pacific
                                                               Limited (from 1997 to 1999)
  Kaprel Ozsolak                      Controller        Since  Vice President of CGM;              N/A           N/A
  CAM                                                   2002   Controller of certain mutual
  125 Broad Street, 11th Floor                                 funds associated with
  New York, NY 10004                                           Citigroup
  Age 37

                                                    Term of                               Number of
                                                    Office*                              Portfolios
                                                      and                                  in Fund
                                       Position(s)  Length                                 Complex     Other Board
                                        Held with   of Time   Principal Occupation(s)     Overseen     Memberships
  Name, Address and Age                  Company    Served      During Past 5 Years      by Director Held by Director
---------------------                 ------------- ------- ---------------------------- ----------- ----------------
  Robert I. Frenkel                   Secretary and  Since  Managing Director and            N/A           N/A
  CAM                                 Chief Legal    2003   General Counsel of Global
  300 First Stamford Place            Officer               Mutual Funds for CAM and its
  4th Floor                                                 predecessor (since 1994);
  Stamford, CT 06902                                        Secretary of CFM; Secretary
  Age 48                                                    and Chief Legal Officer of
                                                            mutual funds associated with
                                                            Citigroup
--------
 *Each Director and Officer serves until his or her successor has been duly elected and qualified.
**Mr. Gerken is an "interested person" of the Company as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.

Tax Information (unaudited)
For Federal tax purposes, the Funds hereby designate for the fiscal year ended January 31, 2004:

.. For corporate shareholders, the percentages of ordinary dividends that qualify for the dividends received deduction are:

                Growth Portfolio                         46.78%
                Balanced Portfolio                       17.77
                Conservative Portfolio                    7.40
                Income Portfolio                          2.73

.. For taxable non-corporate shareholders, the maximum amount allowable of qualifying dividends for the reduced tax rate under The Jobs and Growth Tax Relief Reconciliation Act of 2003. The amount of qualified dividend income distributed by the Funds is provided to shareholders on their Form 1099-Div annually.

The following percentages of ordinary dividends paid by the Funds from net investment income are derived from Federal obligations and may be exempt from taxation at the state level:

                 Growth Portfolio                         3.45%
                 Balanced Portfolio                       6.97
                 Conservative Portfolio                   6.18
                 Income Portfolio                         5.19

Smith Barney Allocation Series Inc.

Directors
H. John Ellis
R. Jay Gerken, CFA
  Chairman
Armon E. Kamesar
Stephen E. Kaufman
John J. Murphy

Officers
R. Jay Gerken, CFA
President and
Chief Executive Officer

Andrew B. Shoup
Senior Vice President and Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Steven Bleiberg
Vice President and Investment Officer

Andrew Beagley
Chief Anti-Money Laundering Compliance Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and Chief Legal Officer

Investment Manager
Smith Barney Fund Management LLC

Distributors
Citigroup Global Markets Inc.
PFS Distributors, Inc.

Custodian
State Street Bank and Trust Company

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

Sub-Transfer Agents
PFPC Inc.
P.O. Box 9699
Providence, Rhode Island 02940-9699

Primerica Shareholder Services
P.O. Box 9662
Providence, Rhode Island 02940-9662

Smith Barney
Allocation Series Inc.
125 Broad Street
10th Floor, MF-2
New York, New York 10004

www.smithbarneymutualfunds.com

Smith Barney Allocation Series Inc.

Global Portfolio
High Growth Portfolio
Growth Portfolio
Balanced Portfolio
Conservative Portfolio
Income Portfolio

The Funds are separate investment funds of the Smith Barney Allocation Series Inc., a Maryland corporation.
This report is submitted for the general information of the shareholders of Smith Barney Allocation Series Inc., but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

This document must be preceded or accompanied by a free prospectus. Investors should consider the funds' investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the funds. Please read the prospectus carefully before you invest or send money.

(C)2004 Citigroup Global Markets Inc.
                                                              Member NASD, SIPC

                                                                   FD01278 3/04
                                                                        04-6270

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Directors of the registrant has determined that Armon E. Kamesar, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Kamesar as the Audit Committee's financial expert. Mr. Kamesar is an "independent" Director pursuant to paragraph (a)(2) of
         Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Audit Fees for Smith Barney Allocation Series Inc. were $126,000 and $157,000 for the years ended 1/31/04 and 1/31/03.

         (b) Audit-Related Fees for Smith Barney Allocation Series Inc. were $0 and $0 for the years ended 1/31/04 and 1/31/03.

         (c) Tax Fees for Smith Barney Allocation Series Inc. were $21,400 and $24,200 for the years ended 1/31/04 and 1/31/03. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Smith Barney Allocation Series Inc.

         (d) There were no all other fees for Smith Barney Allocation Series Inc. for the years ended 1/31/04 and 1/31/03.

         (e) (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

              The Charter for the Audit Committee (the "Committee") of the Board of each registered investment company (the "Fund") advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc or one of their affiliates (each, an "Adviser") requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

              The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services;
              (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

              Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund,
              (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee;
              (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and
              (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

         (f)  N/A

         (g) Non-audit fees billed - $100,000 and $1.2 million for the years ended 12/31/2003 and 12/31/2002.

         (h) Yes. The Smith Barney Allocation Series Inc.'s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant's independence. All services provided by the Accountant to the Smith Barney Allocation Series Inc. or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
              Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)  Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b) Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Allocation Series Inc.


By:    /s/ R. Jay Gerken
       (R. Jay Gerken)
       Chief Executive Officer of
       Smith Barney Allocation Series Inc.

Date:  April 2, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ R. Jay Gerken
       (R. Jay Gerken)
       Chief Executive Officer of
       Smith Barney Allocation Series Inc.

Date:  April 2, 2004

By:    /s/ Richard L. Peteka
       (Richard L. Peteka)
       Chief Financial Officer of
       Smith Barney Allocation Series Inc.

Date:  April 2, 2004